                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
            101 Montgomery Street, San Francisco, California 94104
         -----------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period:  March 1, 2005 -- May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

<Insert schedules as of the close of the reporting period as set forth in
Sections 210.12-12 -- 12-14 of Regulation S-X.>

SCHWAB INVESTMENTS
SCHWAB YIELDPLUS FUND(R)

PORTFOLIO HOLDINGS As of May 31, 2005, unaudited

The following are the portfolio holdings at 05/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

= Delayed-delivery security

~ Variable-rate security

/ Callable security

@ All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                     COST               VALUE
HOLDINGS BY CATEGORY                               ($X1,000)          ($X1,000)
-------------------------------------------------------------------------------
 45.5%   CORPORATE BONDS                           2,302,415         2,304,061
 30.1%   ASSET-BACKED OBLIGATIONS                  1,515,797         1,521,636
 15.8%   MORTGAGE-BACKED SECURITIES                  799,756           799,841
  0.0%   U.S. GOVERNMENT SECURITIES                    1,161             1,161
  1.8%   COMMERCIAL PAPER & OTHER
         CORPORATE OBLIGATIONS                        93,500            93,500
  6.9%   PREFERRED STOCK                             352,537           351,275
  0.1%   OTHER INVESTMENT COMPANIES                    3,242             3,242
-------------------------------------------------------------------------------
100.2%   TOTAL INVESTMENTS                         5,068,408         5,074,716
(0.2)%   OTHER ASSETS AND LIABILITIES                                  (12,036)
-------------------------------------------------------------------------------
100.0%   NET ASSETS                                                  5,062,680

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)

      CORPORATE BONDS  45.5% of net assets

      FINANCE  20.5%
      --------------------------------------------------------------------------

      BANKING  11.3%
      AB SPINTAB, 144A
   /@    7.50%, 08/14/49                                  2,100            2,186
   ~/    2.17%, 07/31/05                                  6,500            6,495
   ~/ ARTESIA OVERSEAS, LTD.
         4.04%, 08/25/05                                 10,000           10,091
   /@ BBVA BANCOMER CAPITAL TRUST I, 144A
         10.50%, 02/16/11                                24,900           26,145
   ~/ BNP PARIBAS
         3.68%, 06/20/05                                 42,700           42,760
    ~ CITIGROUP, INC.
         3.26%, 08/02/05                                 34,500           34,507
   ~/ DEUTSCHE BANK CAPITAL TRUST, 144A
      Class B
         4.89%, 06/30/05                                 48,400           50,687
    ~ DORAL FINANCIAL CORP.
         3.97%, 07/20/05                                 21,535           19,966
   ~/ EMIGRANT CAPITAL TRUST I, 144A
         5.58%, 06/10/05                                 10,000            9,969
   ~/ FIFTH THIRD BANK
         7.75%, 08/15/05                                  5,000            5,031
   ~/ FLEET CAPITAL TRUST V
         4.04%, 06/20/05                                 42,300           42,233
    ~ INTESA BANK OVERSEAS LTD.
         3.97%, 07/05/05                                 31,000           31,134
    ~ JP MORGAN CHASE & CO.
         3.08%, 06/14/05                                 15,000           15,024
      KORAM BANK
         5.64%, 09/26/12                                 25,300           26,119
    ~ NATIONWIDE BUILDING SOCIETY, 144A
         3.10%, 06/13/05                                 30,000           30,061
   ~/ RBS CAPITAL TRUST IV
         3.89%, 06/30/05                                 39,800           40,028
   ~/ REPUBLIC NEW YORK CORP.
         3.19%, 08/01/05                                 44,700           44,340
   ~/ SOCIETE GENERALE
         3.78%, 07/21/05                                 28,000           28,255
    ~ SOUTHTRUST BANK NA
         2.55%, 06/29/05                                    150              150
    ~ SOVEREIGN BANCORP.
         3.62%, 08/26/05                                 16,000           16,001
   ~/ WACHOVIA BANK N.A.
         7.70%, 08/01/05                                  2,775            2,790
    ~ WACHOVIA CORP.
         3.23%, 07/22/05                                 30,000           30,042
      WELLS FARGO & CO.
    ~    3.11%, 06/23/05                                  8,450            8,460
    ~    3.15%, 06/28/05                                 24,819           24,859
    ~    3.00%, 06/10/05                                 24,000           24,009
                                                                     -----------
                                                                         571,342
      BROKERAGE  2.7%
    ~ BEAR STEARNS CO., INC.
         3.69%, 06/27/05                                  4,500            4,557
   ~/ CREDIT SUISSE FINANCIAL PRODUCTS
         3.70%, 06/06/05                                 20,770           20,880
      CREDIT SUISSE FIRST BOSTON, INC.
    ~    5.25%, 10/27/05                                    440              443
    ~    3.42%, 06/02/05                                 24,800           24,814
    ~ GOLDMAN SACHS GROUP, INC.
         3.19%, 06/30/05                                 24,600           24,629
    ~ LEHMAN BROTHERS HOLDINGS
         3.26%, 07/20/05                                 20,000           20,040
    ~ MERRILL LYNCH & CO.
         3.51%, 06/06/05                                 19,880           19,885
    ~ MORGAN STANLEY
         3.35%, 08/09/05                                 20,000           20,007
                                                                     -----------
                                                                         135,255

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      FINANCE COMPANIES  2.9%
      COUNTRYWIDE HOME LOAN
    ~    3.27%, 07/29/05                                 24,500           24,501
    ~    3.21%, 06/29/05                                 45,000           45,013
      GENERAL ELECTRIC CAPITAL CORP.
    ~    3.32%, 08/19/05                                 12,500           12,502
    ~    3.26%, 06/02/05                                 37,900           37,151
      INTERNATIONAL LEASE FINANCE CORP.
    ~    3.54%, 07/15/05                                 10,000            9,990
    ~ Series O
         4.44%, 07/15/05                                    150              150
    ~ MBNA CORP.
         3.64%, 08/05/05                                 19,800           19,834
                                                                     -----------
                                                                         149,141
      INSURANCE  2.4%
    / ASIF GLOBAL FINANCE XXII, SERIES 144A
         3.45%, 05/30/06                                 31,500           31,547
   ~/ AXA
         3.53%, 06/03/05                                 64,600           64,768
    ~ MARSH & MCLENNAN COS., INC.
         3.28%, 07/13/05                                  9,900            9,844
   ~/ TWIN REEFS PASS-THROUGH, SECTION 3C7, 144A
         4.09%, 06/10/05                                 17,358           17,459
                                                                     -----------
                                                                         123,618
      REAL ESTATE INVESTMENT TRUST  1.2%
   ~/ DUKE REALTY CORP.
         3.31%, 06/22/05                                 16,200           16,215
    ~ ISTAR FINANCIAL, INC.
      Series B
         4.25%, 06/13/05                                 20,575           20,778
    ~ WESTFIELD CAPITAL CORP., 144A
         3.51%, 08/02/05                                 23,400           23,448
                                                                     -----------
                                                                          60,441
      INDUSTRIAL  19.9%
      --------------------------------------------------------------------------

      BASIC INDUSTRY  1.5%
    / FMC CORP.
         10.25%, 11/01/09                                19,401           21,972
      LOUISIANA PACIFIC CORP.
         8.50%, 08/15/05                                 11,700           11,795
    @ METHANEX CORP.
         7.75%, 08/15/05                                 23,780           23,988
      NOVA CHEMICALS LTD
         7.00%, 09/15/05                                  2,900            2,929
    / WESTLAKE CHEMICAL CORP.
         8.75%, 07/15/11                                 15,900           17,331
                                                                     -----------
                                                                          78,015
      CAPITAL GOODS  0.3%
      BALL CORP.
         7.75%, 08/01/06                                 12,719           13,228

      COMMUNICATIONS  3.3%
    ~ AMERICA MOVIL SA DE CV, 144A
         3.81%, 07/27/05                                 31,500           31,531
    ~ BELLSOUTH CORP.
         3.39%, 08/15/05                                  4,900            4,908
    ~ COX COMMUNICATIONS, INC., 144A
         3.55%, 06/14/05                                 24,900           25,051
   /@ DIRECTV HOLDINGS/FINANCE
         8.38%, 03/15/13                                  5,200            5,785
   ~/ ECHOSTAR DBS CORP.
         6.35%, 07/01/05                                  6,750            6,953
   ~/ INTELSAT BERMUDA LTD., 144A
         7.81%, 07/15/05                                  9,250            9,435
    / NEXTEL PARTNERS, INC.
         12.50%, 11/15/09                                21,809           23,935
   ~/ ROGERS WIRELESS, INC., 144A
         6.14%, 06/15/05                                  2,990            3,132
   /@ TCI COMMUNICATIONS FINANCING III
         9.65%, 03/31/27                                 34,170           38,703
    @ TELECORP PCS, INC.
         10.63%, 07/15/10                                 9,556           10,135
   ~/ WMG HOLDINGS CORP., 144A
         7.39%, 06/15/05                                  5,000            5,225
                                                                     -----------
                                                                         164,793
      CONSUMER CYCLICAL  10.1%
   /@ BOYD GAMING CORP.
         9.25%, 08/01/09                                 17,292           18,265
      CAESARS ENTERTAINMENT, INC.
    @    8.50%, 11/15/06                                 10,800           11,421
         9.38%, 02/15/07                                  5,000            5,362
      CENTEX CORP.
         9.75%, 06/15/05                                  8,400            8,414
    ~ Series D
         5.23%, 07/11/05                                 15,090           15,430
    / CUMMINS, INC.
         9.50%, 12/01/10                                 18,200           20,202
      D. R. HORTON, INC.
         9.38%, 03/15/11                                 19,725           21,311
         8.50%, 04/15/12                                 12,125           13,284
      DAIMLER-CHRYSLER, N.A. HOLDINGS
    ~    3.89%, 08/24/05                                 14,850           14,889
    ~    3.45%, 06/10/05                                 10,140           10,087
      FORD MOTOR CREDIT CO.
    ~    3.92%, 06/28/05                                 15,980           15,312
         7.60%, 08/01/05                                 70,000           70,376
         6.88%, 02/01/06                                 50,950           51,531
    ~    4.22%, 08/16/05                                 10,000            9,856
      GENERAL MOTORS ACCEPTANCE CORP.
    ~    4.15%, 08/18/05                                 54,950           54,154
   ~/    1.50%, 06/15/05                                    500              471
    @ HYATT EQUITIES, L.L.C., 144A
         6.88%, 06/15/07                                  1,295            1,341
    / KB HOME
         9.50%, 02/15/11                                 21,356           22,958
   ~/ LENNAR CORP.
      Series B
         3.80%, 06/20/05                                 22,875           23,016
      MANDALAY RESORT GROUP
         10.25%, 08/01/07                                 3,950            4,355
      MGM MIRAGE, INC.
         7.25%, 10/15/06                                  4,050            4,197
         9.75%, 06/01/07                                  2,950            3,204
    @    6.75%, 08/01/07                                  6,000            6,195
         6.75%, 02/01/08                                    300              310
    @ ROYAL CARIBBEAN CRUISES
         6.75%, 03/15/08                                  4,255            4,457
      RYLAND GROUP, INC.
   /@    9.75%, 09/01/10                                 15,810           16,998
   /@    9.13%, 06/15/11                                 21,862           23,702

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      SCHULER HOMES
   /@    9.38%, 07/15/09                                  1,950            2,061
    /    10.50%, 07/15/11                                   795              893
   /@ STANDARD PACIFIC CORP.
         9.50%, 09/15/10                                 14,658           15,611
    @ STARWOOD HOTEL RESORTS
         7.38%, 05/01/07                                  6,000            6,285
      TOLL CORP.
   /@    8.00%, 05/01/09                                  5,800            5,996
   /@    8.25%, 02/01/11                                 25,385           27,035
   /@    8.25%, 12/01/11                                    350              376
                                                                     -----------
                                                                         509,355
      CONSUMER NON-CYCLICAL  2.3%
    @ ALTRIA GROUP, INC.
         7.00%, 07/15/05                                 19,870           19,946
    ~    3.21%, 09/07/05                                 25,000           25,002
    @ BAUSCH & LOMB, INC.
         6.50%, 08/01/05                                 27,205           27,313
    ~ CLOROX CO., 144A
         3.13%, 06/14/05                                  4,900            4,911
    ~ EVANGELICAL LUTHERAN GOOD SAMARITAN SOCIETY
         3.84%, 08/24/05                                 19,800           19,797
    @ HCA, INC.
         6.91%, 06/15/05                                  5,278            5,284
   ~/ STATER BROTHERS HOLDINGS
         6.51%, 06/15/05                                 12,950           13,015
                                                                     -----------
                                                                         115,268
      ENERGY  1.1%
   /@ HUSKY OIL LTD.
         8.90%, 08/15/28                                 11,601           12,834
      KERR-MCGEE CORP.
         5.88%, 09/15/06                                 21,200           21,528
   /@ POGO PRODUCING CO.
      Series B
         8.25%, 04/15/11                                 22,156           23,707
                                                                     -----------
                                                                          58,069
      TECHNOLOGY  0.2%
   ~/ FREESCALE SEMICONDUCTOR, 144A
         5.89%, 07/15/05                                 11,900           12,376
      TRANSPORTATION  1.1%
    ~ CSX CORP.
         3.51%, 08/03/05                                 36,860           36,941
    ~ YELLOW ROADWAY CORP.
         4.67%, 08/15/05                                 19,900           19,904
                                                                     -----------
                                                                          56,845
      UTILITIES  5.1%
      --------------------------------------------------------------------------

      ELECTRIC  5.1%
      APPALACHIAN POWER CO.
         4.80%, 06/15/05                                 19,700           19,709
    ~    3.42%, 06/29/05                                  9,500            9,529
    ~ ATMOS ENERGY CORP.
         3.52%, 07/15/05                                 19,900           19,941
   /@ COLUMBIA ENERGY GROUP
      Series D
         7.05%, 11/28/07                                  1,405            1,424
    ~ DELEK & AVNER-YAM, 144A
         4.51%, 08/03/05                                  9,950            9,928
   ~/ DTE ENERGY CO.
         3.86%, 06/01/05                                  9,400            9,411
   ~/ DUKE ENERGY CORP.
         3.41%, 06/08/05                                 21,350           21,363
   ~/ ENERGEN CORP.
         3.62%, 08/15/05                                  9,900            9,912
    / ENTERGY GULF STATES
         3.31%, 12/01/09                                 34,275           34,395
   ~/ NISOURCE FINANCE CORP.
         3.85%, 08/23/05                                 32,720           32,953
    @ RELIANT ENERGY RESOURCES
      Series B
         8.13%, 07/15/05                                 25,525           25,671
      SOUTHERN CALIFORNIA EDISON
    ~    3.44%, 07/13/05                                  7,120            7,130
    ~    3.08%, 06/14/05                                 50,000           49,998
   ~/ TXU ENERGY CO., L.L.C. 144A
         3.92%, 07/14/05                                  4,950            4,951
                                                                     -----------
                                                                         256,315
      ASSET-BACKED OBLIGATIONS  30.1% of net assets

      ABSC NIMS TRUST
      Series 2004-HE7 Class A1
         5.00%, 10/25/34                                  3,194            3,203
    ~ ABSLB LONG BEACH HOME EQUITY LOAN TRUST
      Series 2000-LB-1 Class M2V
         4.10%, 06/21/05                                 10,670           10,387
      ACE SECURITIES CORP.
    ~ Series 2002-HE-1 Class M2
         4.29%, 06/27/05                                  5,000            5,044
    ~ Series 2002-HE3 Class M2
         5.29%, 06/27/05                                 15,000           15,123
    ~ Series 2003-HS1 Class M3
         5.59%, 06/27/05                                  4,081            4,208
    ~ Series 2004-FM1 Class M1
         3.69%, 06/27/05                                 10,000           10,038
    ~ AEGIS ASSET BACKED SECURITIES TRUST
      Series 2003-2 Class A1
         3.49%, 06/27/05                                 21,277           21,351
      ALTER MONETA RECEIVABLES, L.L.C.
      Series 2003-1
         2.56%, 03/15/11                                  2,419            2,406
      AMERICREDIT AUTOMOBILE RECEIVABLES TRUST
      Series 2001-1 Class D
         6.98%, 07/06/07                                  1,400            1,401
      Series 2002-1 Class D
         6.53%, 06/06/08                                  6,450            6,559
      AMERICREDIT FINANCE NIM TRUST
      Series 2004-RN5 Class A
         5.19%, 07/25/34                                  2,017            2,009
      AMERIQUEST FINANCE NIM TRUST
    ~ Series 2001-RN4 Class A
         4.60%, 06/25/05                                  2,231            2,222
      Series 2004-RN9 Series N1
         4.80%, 11/25/34                                  7,549            7,530
      AMERIQUEST MORTGAGE SECURITIES, INC.
    ~ Series 2003-6 Class M2
         4.94%, 06/27/05                                  5,000            5,118
    ~ Series 2003-AR2 Class M2
         5.12%, 06/27/05                                  5,000            5,080
    ~ Series 2003-AR3 Class M2
         5.14%, 06/27/05                                  5,000            5,128

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

    ~ Series 2003-IA1 Class M2
         4.74%, 06/27/05                                  2,841            2,843

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      Series 2004-R10 Class M1
         3.79%, 11/25/34                                 10,550           10,629
      Series 2004-R10 Class M6
         4.46%, 11/25/34                                  7,050            7,259
      Series 2004-R10 Class M7
         3.64%, 11/25/34                                  6,900            7,096
      Series 2004-R10 Class M8
         3.84%, 11/25/34                                  1,950            1,990
      AMORTIZING RESIDENTIAL COLLATERAL TRUST
    ~ Series 2002-BC1 Class B
         5.14%, 06/27/05                                    898              902
    ~ Series 2002-BC1 Class M2
         4.19%, 06/27/05                                  5,596            5,620
    ~ Series 2002-BC9 Class M2
         5.34%, 06/27/05                                 18,000           18,482
      AQ FINANCE NIM TRUST
      Series 2003-N11A
         7.14%, 08/25/33                                    244              243
    ~ ARCHSTONE I PLC
      Series 2005-1 Class A1
         3.86%, 06/20/05                                 34,600           33,311
      ARGENT NIM TRUST
      Series 2003-N7 Class 2A2
         9.75%, 03/27/34                                  1,257            1,258
      ARGENT SECURITIES, INC.
    ~ Series 2003-W7 Class M2
         4.84%, 06/27/05                                 15,750           15,995
    ~ Series 2003-W9 Class M2
         4.81%, 06/25/05                                 19,695           20,093
    ~ ARIA CDO I (JERSEY) LTD.
      Series IA-3 Class B1U5
         4.48%, 10/07/05                                 39,750           39,980
      ASSET BACKED FUNDING CERTIFICATES
    ~ Series 2003-AHL1 Class M1
         3.94%, 06/25/05                                  7,500            7,556
      Series 2003-OPT1
         6.90%, 07/26/33                                    483              483
    ~ Series 2003-OPT1 Class M2
         4.64%, 06/27/05                                  5,000            5,054
      Series 2003-WMC1 Class A3
         3.64%, 08/25/33                                 12,549           12,701
    ~ Series 2004-HE1 Class M8
         6.59%, 06/27/05                                  4,022            3,692
    ~ Series 2004-OPT2 Class M1
         3.64%, 06/27/05                                 16,500           16,585
    ~ Series 2004-OPT2 Class M2
         4.09%, 06/27/05                                 11,576           11,710
      ASSET BACKED FUNDING CORP. NIM TRUST
      Series 2004-OPT5 Class N1
         4.45%, 09/28/34                                 11,478           11,455
      ASSET BACKED SECURITIES CORP. HOME EQUITY
    ~ Series 2001-HE3 Class M2
         4.14%, 06/15/05                                  1,421            1,423
    ~ Series 2002-HE3 Class M2
         4.64%, 06/15/05                                  6,830            6,860
    ~ Series 2003-HE1 Class M2
         5.44%, 06/15/05                                 14,850           15,458
    ~ Series 2003-HE2 Class M2
         4.99%, 06/15/05                                  4,460            4,515
    ~ Series 2003-HE2 Class M3
         5.34%, 06/15/05                                  8,035            8,148
      ASSET BACKED SECURITIES CORP. NIMS TRUST
      Series 2004-HE3 Class A1
         5.00%, 05/25/34                                  3,632            3,608
      BANC OF AMERICA FUNDING CORP.
      Series 2004-A Class 4A1
         5.87%, 06/20/32                                 15,412           15,841
    ~ BEAR STEARNS ASSET BACKED SECURITIES, INC.
      Series 1999-1 Class MV1
         4.07%, 06/27/05                                  8,148            8,158
    ~ CAPITAL ONE MASTER TRUST
      Series 2001-2 Class C
         4.19%, 06/15/05                                 14,920           14,984
      CAPITAL ONE MULTI-ASSET EXECUTION TRUST
    ~ Series 2003-B6 Class B6
         3.62%, 06/15/05                                 20,000           20,211
    ~ Series 2003-C1 Class C1
         5.64%, 06/15/05                                  3,500            3,701
      CAPITAL ONE PRIME AUTO RECEIVABLES TRUST
      Series 2004-2 Class B
         3.95%, 05/16/11                                 13,673           13,643
    ~ CARSS FINANCE LTD. PARTNERSHIP
      Series 2004-A Class B2
         4.04%, 06/15/05                                  4,546            4,554
      CDC MORTGAGE CAPITAL TRUST
    ~ Series 2003-HE1 Class M1
         3.99%, 06/27/05                                 18,000           18,089
    ~ Series 2003-HE2 Class M2
         4.99%, 06/27/05                                  5,000            5,110
    ~ Series 2003-HE4 Class M1
         3.74%, 06/27/05                                  5,700            5,726
    ~ Series 2003-HE4 Class M2
         4.74%, 06/27/05                                  4,000            4,098
    ~ CENTEX HOME EQUITY
      Series 2003-B Class M2
         4.79%, 06/27/05                                  6,500            6,634
    ~ CHASE CREDIT CARD MASTER TRUST
      Series 2002-4 Class C
         3.93%, 06/15/05                                 14,000           14,019
    ~ CHASE FUNDING LOAN ACQUISITION TRUST
      Series 2002-C1 Class IIM2
         4.19%, 06/27/05                                  5,000            5,008
      CHASE FUNDING MORTGAGE LOAN ASSET-BACKED
    ~ Series 2001-3 Class 2M2
         4.07%, 06/27/05                                    763              766
    ~ Series 2003-2 Class 2A2
         3.37%, 06/27/05                                 11,419           11,450
      CHASE FUNDING NET INTEREST MARGIN, 144A
      Series 2004-1A
         3.75%, 02/27/34                                    892              891
      CHEC LOAN TRUST
      Series 2004-2 Class M1
         3.73%, 10/25/34                                  8,750            8,837
      CIT MARINE TRUST
      Series 1999-A Class A4
         6.25%, 11/15/19                                  2,869            2,917
      COUNTRYWIDE ASSET BACKED CERTIFICATES
    ~ Series 2002-6 Class M1
         4.19%, 06/27/05                                  3,000            3,025

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
    ~ Series 2002-6 Class M2
         5.19%, 06/27/05                                  4,800            4,879
    ~ Series 2003-2 Class M2
         4.68%, 06/27/05                                    225              230
      DISTRIBUTION FINANCIAL SERVICES TRUST
      Series 2001-1 Class-D
         7.73%, 11/15/22                                  8,250            8,189
    ~ FIELDSTONE MORTGAGE INVESTMENT CORP.
      Series 2004-2 Class M3
         4.49%, 06/27/05                                  2,000            2,001
      FINANCE AMERICA MORTGAGE LOAN TRUST
    ~ Series 2004-1 Series M4
         3.94%, 06/27/05                                  3,500            3,540
    ~ Series 2004-2 Class M6
         4.49%, 06/27/05                                  2,625            2,677
      FIRST FRANKLIN MORTGAGE LOAN ASSET BACKED
      CERTIFICATES
    ~ Series 1997-FF3 Class M1
         3.51%, 06/20/05                                  1,516            1,517
      Series 2003-FF3 Class M4
         6.34%, 07/25/33                                  5,208            5,403
      FIRST FRANKLIN NIM TRUST
      Series 2004-FF1 Class N1
         4.50%, 11/25/34                                  1,655            1,651
      Series 2004-FF10 Class N1
         4.45%, 11/26/34                                  6,006            6,003
      Series 2004-FF4A Class N
         5.75%, 06/25/34                                  3,239            3,232
      Series 2004-FF8A
         5.25%, 10/25/34                                  6,950            6,987
      FREMONT HOME LOAN TRUST
    ~ Series 2003-A Class M2
         4.82%, 06/25/05                                  7,000            7,066
    ~ Series 2003-B Class M1
         3.79%, 06/27/05                                 19,500           19,702
    ~ Series 2003-B Class M2
         4.71%, 06/27/05                                 13,000           13,364
    ~ Series 2004-A Class M2
         4.24%, 06/27/05                                  5,000            5,067
      FREMONT NIM TRUST
      Series 2004-D Class N1
         4.50%, 06/25/06                                  6,429            6,424
      Series 2005-A
         3.75%, 01/25/35                                 11,592           11,573
      GLOBAL SIGNAL TRUST
      Series 2004-2A Class C
         4.70%, 12/15/14                                  7,000            7,000
    ~ GSAMP TRUST
      Series 2002-WMC1 Class B1
         5.19%, 06/20/05                                  2,359            2,380
    ~ HOME EQUITY ASSET TRUST
      Series 2004-8 Class M1
         3.67%, 06/27/05                                 22,000           22,242
    ~ HOME EQUITY MORTGAGE TRUST
      Series 2002-5 Class M2
         5.54%, 06/27/05                                 10,000           10,062
    ~ HOUSEHOLD MORTGAGE LOAN TRUST
      Series 2003-HC2 Class M
         3.69%, 06/20/05                                  3,801            3,808
      IMPAC CMB TRUST
    ~ Series 2002-7 Class A
         3.52%, 06/27/05                                 21,296           21,321
    ~ Series 2003-10 Class 1A1
         3.44%, 06/27/05                                  7,184            7,189
      INDYMAC HOME EQUITY LOAN ASSET-BACKED TRUST
      Series 2004-B Class M4
         4.24%, 11/25/34                                 14,500           14,592
      INDYMAC NIM TRUST SPMD
      Series 2004-B
         5.75%, 11/25/34                                  5,506            5,481
      IRWIN HOME EQUITY
      Series 2003-1 Class M2
         5.09%, 02/25/08                                  5,000            5,140
      LONG BEACH ASSET HOLDINGS, CORP.
      Series 2004-5
         5.00%, 09/25/34                                    948              945
      Series 2004-6 Class N1
         4.50%, 11/25/34                                  3,038            3,046
      LONG BEACH MORTGAGE LOAN TRUST
    ~ Series 2003-2 Class M1
         3.91%, 06/27/05                                  8,000            8,064
    ~ Series 2003-2 Class M3
         5.34%, 06/27/05                                  2,190            2,235
    ~ Series 2004-1 Class M6
         4.49%, 06/27/05                                  8,000            8,145
      MAIN STREET WAREHOUSE FUNDING TRUST
    ~ Series 2004-MSC
         5.84%, 06/27/05                                  9,000            9,100
    ~ Series 2004-MSD
         5.39%, 06/27/05                                 18,500           18,527
      MASTER ASSET BACKED SECURITIES TRUST
    ~ Series 2002-OPT1 Class M2
         5.04%, 06/27/05                                 10,000           10,147
    ~ Series 2003-OPT1 Class A2
         3.51%, 06/25/05                                  5,298            5,316
    ~ Series 2003-WMC2 Class M1
         3.79%, 06/27/05                                    600              606
      MBNA CREDIT CARD MASTER NOTE TRUST
    ~ Series 2003-B3 Class B3
         3.47%, 06/15/05                                  6,000            6,034
    ~ Series 2003-C3 Class C3
         4.44%, 06/15/05                                 10,920           11,263
      MBNA MASTER CREDIT CARD TRUST
    ~ Series 1999-L Class C
         4.17%, 06/15/05                                  8,000            8,099
    ~ Series 2000-H Class B
         3.69%, 06/15/05                                 14,500           14,705
      MERRILL LYNCH MORTGAGE INVESTORS, INC.
    ~ Series 2003-WMC2 Class M1
         3.94%, 06/27/05                                  5,000            5,017
    ~ Series 2003-WMC3 Class A2
         3.45%, 06/27/05                                  8,591            8,604
    ~ Series 2003-WMC3 Class M3
         4.74%, 06/27/05                                  2,000            2,032
    ~ Series 2003-WMC3 Class M4
         5.02%, 06/27/05                                  2,913            2,982
    ~ Series 2004-WMC1 Class A2
         3.39%, 06/27/05                                 12,235           12,282
      Series 2005-WM1N Class N1
         5.00%, 09/25/35                                 14,900           14,782
    ~ MMCA AUTOMOBILE TRUST
      Series 2002-5 Class C
         5.24%, 06/15/05                                  1,770            1,786
      MORGAN STANLEY ABS CAPITAL I
    ~ Series 2003-HE3 Class M1
         3.77%, 06/27/05                                  9,403            9,481

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
    ~ Series 2003-NC6 Class M1
         3.89%, 06/27/05                                 17,500           17,740
    ~ Series 2004-HE1 Class B2
         4.99%, 06/27/05                                  6,000            6,004
    ~ Series 2004-HE8 Class M1
         3.73%, 06/27/05                                 19,810           19,963
    ~ Series 2004-HE9 Class M4
         4.09%, 06/27/05                                 15,000           15,096
      Series 2004-NC1N
         7.00%, 12/25/33                                  1,203            1,198
      Series 2004-NC2N
         6.25%, 12/25/33                                    166              166
      Series 2004-NC3N
         6.00%, 03/25/34                                    343              342
      MORGAN STANLEY AUTO LOAN TRUST
      Series 2003-HB1 Class B
         2.22%, 04/15/11                                  4,560            4,484
      Series 2004-HB1 Class C
         2.88%, 10/15/11                                 10,116           10,025
      Series 2004-HB2 Class C
         3.24%, 03/15/12                                  4,799            4,768
      Series 2004-HB2 Class D
         3.59%, 03/15/12                                    731              729
      MORGAN STANLEY MORTGAGE LOAN TRUST
      Series 2004-8AR Class 3A
         5.08%, 10/25/34                                 17,960           18,109
      NEW CENTURY HOME EQUITY LOAN TRUST
    ~ Series 2003-3 Class M3
         5.47%, 06/27/05                                  7,686            7,971
    ~ Series 2004-2 Class A3
         3.34%, 06/27/05                                 14,954           14,967
    ~ Series 2004-3 Class M1
         3.71%, 06/27/05                                 14,000           14,094
      NOVASTAR HOME EQUITY LOAN
    ~ Series 2003-1 Class M2
         5.09%, 06/27/05                                 13,000           13,199
    ~ Series 2003-3 Class M1
         3.84%, 06/27/05                                  4,700            4,748
    ~ Series 2003-3 Class M2
         4.74%, 06/27/05                                 10,000           10,342
    ~ Series 2003-4 Class M1
         3.80%, 06/27/05                                 20,000           20,190
    ~ Series 2004-1 Class B1
         4.79%, 06/27/05                                  5,950            5,963
    ~ Series 2004-1 Class B2
         4.89%, 06/27/05                                  5,800            5,808
    ~ Series 2004-2 Class B1
         5.04%, 06/27/05                                  7,900            8,072
    ~ Series 2004-2 Class M4
         4.29%, 06/27/05                                 13,000           13,142
    ~ Series 2004-4 Class B1
         4.79%, 06/27/05                                 10,000           10,123
    ~ Series 2005-1 Class B4
         6.59%, 06/27/05                                  4,000            3,759
    ~ Series 2005-1 Class M4
         3.77%, 06/27/05                                  8,000            8,028
      NOVASTAR NIM TRUST
      Series 2004-N1
         4.46%, 02/25/34                                  1,209            1,209
      Series 2004-N2
         4.46%, 07/25/34                                  4,544            4,522
      NOVASTAR NIM TRUST, 144A
      Series 2004-N3
         3.97%, 03/25/35                                  8,821            8,808
    ~ ODIN CDO I (CAYMAN ISLANDS) LTD.
      Series 1A Class B1U5
         4.16%, 10/11/05                                 19,900           19,971
      OPTEUM NIM TRUST
      Series 2005-1
         6.00%, 02/25/35                                  2,931            2,935
      OPTION ONE MORTGAGE LOAN TRUST
    ~ Series 2002-2 Class M3
         4.94%, 06/27/05                                    692              694
    ~ Series 2002-4 Class M1
         3.69%, 06/27/05                                 12,498           12,546
    ~ Series 2003-1 Class M1
         3.99%, 06/27/05                                 17,700           17,921
    ~ Series 2003-1 Class M2
         5.04%, 06/27/05                                    250              255
    ~ Series 2003-2 Class M1
         3.74%, 06/27/05                                 15,000           15,138
    ~ Series 2004-1 Class M2
         4.19%, 06/27/05                                  3,800            3,848
    ~ Series 2004-1 Class M3
         4.44%, 06/27/05                                  5,000            5,074
    ~ Series 2004-2 Class M1
         3.62%, 06/27/05                                  7,000            7,032
    ~ OVERTURE CDO (JERSEY) LTD.
      Series IA Class B1
         3.94%, 07/08/05                                  1,650            1,663
      PARK PLACE SECURITIES NIM TRUST
      Series 2004-WHQ2 Class A
         4.00%, 02/25/35                                  4,769            4,764
      RESIDENTIAL ASSET SECURITIES CORP.
    ~ Series 2003-KS6 Class M2
         4.59%, 06/27/05                                 15,300           15,568
    ~ Series 2004-KS2 Class M22
         4.09%, 06/27/05                                  9,000            9,097
      RESIDENTIAL ASSET SECURITIES NIM CORP.
      Series 2005-NT1
         4.00%, 02/25/35                                  8,493            8,534
      RYDER VEHICLE LEASE TRUST
      Series 2001-A Class CTFS
         6.75%, 03/15/12                                 10,000           10,258
      SAIL NET INTEREST MARGIN NOTES
      Series 2003-12A Class A
         7.35%, 11/27/33                                    546              544
      Series 2004-AA Class A
         4.50%, 10/27/34                                  9,945            9,931
      Series 2005-1A Class A
         4.25%, 02/27/35                                  7,711            7,701
      Series 2005-3 Class A
         4.75%, 04/27/35                                  5,994            6,000
    ~ SAKS CREDIT CARD MASTER TRUST
      Series 2001-2 Class B
         3.74%, 06/15/05                                  2,800            2,817
    ~ SAXON ASSET SECURITIES TRUST
      Series 2004-1 Class M2
         4.22%, 06/27/05                                 12,650           12,777
      SECURITIZED ASSET BACKED NIM TRUST
      Series 2004-DO2
         5.50%, 09/25/34                                  5,732            5,685
      Series 2004-NC2 Class N
         5.75%, 07/25/34                                  4,594            4,596
      Series 2004-OP2 Class N
         5.50%, 08/25/34                                  5,430            5,406

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      SHARPS SP I L.L.C. NET INTEREST MARGIN
      TRUST
      Series 2004-FM1N Class N
         6.16%, 09/25/34                                    931              929
      Series 2004-HE2N Class NA
         5.43%, 10/25/34                                  4,193            4,169
      Series 2004-HE3N Class NA
         5.19%, 11/25/34                                  7,704            7,691
      Series 2004-OP1N Class NA
         5.19%, 04/25/34                                  2,283            2,283
    ~ SPECIALTY UNDERWRITING & RESIDENTIAL
      FINANCE
      Series 2004-BC1 Class M1
         3.60%, 06/27/05                                 15,000           15,060
      STRUCTURED ASSET INVESTMENT LOAN TRUST
    ~ Series 2003-BC1 Class A2
         3.43%, 06/27/05                                 21,462           21,519
    ~ Series 2003-BC7 Class M2
         4.84%, 06/27/05                                 10,333           10,412
      STRUCTURED ASSET SECURITIES CORP.
    ~ Series 1998-8 Class B
         4.39%, 06/27/05                                     32               32
    ~ Series 2004-S2 Class M2
         3.69%, 06/27/05                                 14,600           14,656
    ~ TERRAPIN FUNDING, L.L.C.
      Series 2003-1A Class B1
         4.39%, 06/08/05                                 20,000           20,066
      UCFC HOME EQUITY LOAN
      Series 1998-B Class A7
         6.53%, 10/15/29                                  9,800            9,922
      WFS FINANCIAL OWNER TRUST
      Series 2002-2 Class A4
         4.50%, 02/20/10                                  1,062            1,068
      Series 2004-1 Class A4
         2.81%, 08/22/11                                  1,000              978
      Series 2004-1 Class C
         2.49%, 08/22/11                                  4,414            4,340
      Series 2004-2 Class C
         3.20%, 11/21/11                                  8,781            8,719
      Series 2004-3 Class 3D
         4.07%, 02/17/12                                  1,666            1,663
      Series 2004-3 Class C
         3.60%, 02/17/12                                 10,780           10,669
      Series 2004-4 Class C
         3.21%, 05/17/12                                 11,863           11,743
      WHOLE AUTO LOAN TRUST
      Series 2003-1 Class B
         2.24%, 03/15/10                                 10,186           10,057
                                                                     -----------
                                                                       1,521,636
      MORTGAGE-BACKED SECURITIES  15.8% of
      net assets

      COLLATERALIZED MORTGAGE OBLIGATIONS  9.9%
      --------------------------------------------------------------------------

      BANK OF AMERICA MORTGAGE SECURITIES
      Series 2002-J Class A2
         4.88%, 09/25/32                                  2,383            2,383
      Series 2003-C Class 2A1
         3.93%, 04/25/33                                  4,816            4,778
      Series 2003-D Class 2A2
         3.60%, 03/25/08                                  4,544            4,476
      Series 2004-A Class 2A2
         4.18%, 02/25/34                                 23,106           22,944
      Series 2004-I Class 1A2
         4.19%, 09/25/34                                 15,958           15,956
      Series 2004-J Class 2A1
         4.82%, 11/25/34                                 32,515           32,701
      COUNTRYWIDE HOME LOANS
      Series 2003-HYB1 Class 1A1
         3.85%, 05/19/33                                  5,611            5,554
      Series 2004-HYB5 Class 3A1
         4.78%, 04/20/35                                 57,309           57,511
    = CROWN CASTLE TOWERS, L.L.C.
      Series 2005-1 Class AB
         4.88%, 06/15/35                                 11,000           11,034
      CS FIRST BOSTON MORTGAGE SECURITIES CORP.
    ~ Series 2001-HE17 Class M1
         3.81%, 06/27/05                                  7,400            7,484
      Series 2002-AR27 Class 1A1
         5.42%, 10/25/32                                  1,643            1,679
      Series 2002-AR28 Class 1A2
         4.98%, 11/25/32                                  1,804            1,831
      Series 2004-AR7 Class 2A1
         4.86%, 11/25/34                                 26,949           27,095
      FANNIE MAE
      Series 2003-22 Class UK
         4.00%, 09/25/31                                  6,862            6,742
    ~ Series 2003-37 Class FK
         3.89%, 06/27/05                                  3,202            3,206
      FANNIE MAE (INTEREST ONLY)
      Series 2003-57 Class IB
         5.00%, 06/25/18                                 28,370            3,715
      FIFTH THIRD MORTGAGE LOAN TRUST
    ~ Series 2002-FTB1 Class 3A1
         3.91%, 06/01/05                                  1,936            1,961
    ~ Series 2002-FTB1 Series 2A1
         6.27%, 06/01/05                                  2,959            2,965
      FREDDIE MAC
      Series 61 Class D
         9.30%, 11/15/20                                    560              560
      GSR MORTGAGE LOAN TRUST
      Series 2004-7 Class 1A2
         3.49%, 06/25/34                                  9,492            9,322
      Series 2004-9 Class 5A1
         3.93%, 08/25/34                                 25,730           25,670
      INDYMAC INDEX MORTGAGE LOAN TRUST
      (INTEREST ONLY)
      Series 2004-AR1 Class AX1
         0.80%, 04/25/34                                315,929            3,204
      MASTER ADJUSTABLE RATE MORTGAGES TRUST
      Series 2002-4 Class 1A1
         5.27%, 11/25/32                                  1,370            1,382
      Series 2002-4 Class 2A1
         5.48%, 11/25/32                                  1,697            1,724
      Series 2002-4 Class 3A1
         5.27%, 11/25/32                                  1,614            1,625
      Series 2003-1 Class 1A1
         4.15%, 12/25/32                                    186              185
      MORGAN STANLEY MORTGAGE LOAN TRUST
      Series 2004-5AR Class 3A4
         4.66%, 07/25/34                                 10,541           10,582
      Series 2004-8AR Class 4A1
         5.47%, 10/25/34                                  8,322            8,479
      Series 2004-9 Class 2A
         6.42%, 11/25/34                                 14,909           15,363

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
    ~ Series 2005-2AR Class B1
         3.52%, 06/27/05                                 28,396           28,347
      RESIDENTIAL ACCREDIT LOANS, INC.
      Series 1999-QS8 Class A1
         6.50%, 06/25/14                                  2,394            2,390
      Series 2004-QA3 Class NB21
         4.55%, 08/25/34                                  8,775            8,674
      RESIDENTIAL ASSET SECURITIZATION TRUST
      Series 2004-A6 Class A1
         5.00%, 08/25/19                                 12,576           12,607
      SEQUOIA MORTGAGE TRUST (INTEREST ONLY)
      Series 2003-8 Class X1
         0.80%, 01/20/34                                218,260            2,090
      THORNBURG MORTGAGE SECURITIES TRUST
      Series 2004-1 Class II2A
         3.37%, 04/25/34                                 22,005           21,549
      WASHINGTON MUTUAL
      Series 2002-AR19 Class A7
         4.68%, 01/01/33                                  4,493            4,523
      Series 2003-AR1 Class A6
         4.56%, 01/25/33                                  2,294            2,296
      Series 2003-AR8 Class A
         4.03%, 08/25/33                                  8,444            8,419
      Series 2003-AR9 Class 1A2A
         2.34%, 09/25/33                                  2,238            2,238
      WELLS FARGO MORTGAGE BACKED SECURITIES
      TRUST
      Series 2003-N Class 2A2
         4.76%, 12/25/33                                 13,710           13,371
      Series 2003-O Class 2A1
         4.64%, 01/25/34                                 25,653           24,940
      Series 2004-EE Class 2A1
         3.99%, 01/25/35                                 18,509           18,355
      Series 2004-K Class 2A5
         4.75%, 07/25/34                                 18,565           18,512
      Series 2004-S Class A5
         3.54%, 09/25/34                                 19,500           18,938
      Series 2004-T Class A1
         3.46%, 09/25/34                                 20,310           20,330
                                                                     -----------
                                                                         499,690
      U.S. GOVERNMENT AGENCY MORTGAGES  5.9%
      --------------------------------------------------------------------------
      FANNIE MAE
         3.86%, 05/01/19                                  5,863            5,921
         4.02%, 08/01/34                                 22,292           22,144
         4.04%, 05/01/34                                 18,573           18,886
         4.08%, 06/01/35                                  9,018            9,189
         5.15%, 01/31/31                                  1,551            1,604
         5.53%, 10/01/31                                  2,659            2,701
         5.56%, 11/01/31                                  1,138            1,174
         5.80%, 06/01/31 to
                11/01/31                                  1,164            1,199
         6.00%, 04/01/17                                  7,731            8,017
         6.05%, 07/01/31 to
                08/01/31                                  1,378            1,424
         6.10%, 07/01/31                                    573              592
         6.24%, 08/01/39                                  1,127            1,174
         6.50%, 04/01/08 to
                11/01/19                                 48,108           50,178
         7.00%, 01/01/06 to
                09/01/34                                162,706          170,634
      FREDDIE MAC
         5.45%, 10/01/31                                  1,207            1,227
         5.50%, 08/01/11                                    915              941
         6.00%, 05/01/08                                    203              206
         6.10%, 07/01/29                                  1,837            1,933
         6.53%, 04/01/31                                    982            1,007
                                                                     -----------
                                                                         300,151
      U.S. GOVERNMENT SECURITIES  0.0% of net
      assets

      TREASURY BILLS  0.0%
      --------------------------------------------------------------------------
      U.S. TREASURY BILLS
    @    2.78%, 06/30/05                                    110              110
    @    2.83%, 08/18/05                                  1,000              994
    @    2.90%, 08/25/05                                     58               57
                                                                     -----------
                                                                           1,161
      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS  1.8% of net assets

      COUNTRYWIDE HOME LOAN
         3.39%, 08/26/05                                 17,000           17,003
      COX COMMUNICATIONS, INC., SECTION 4(2)
         3.35%, 06/01/05                                 40,000           40,000
         3.35%, 06/08/05                                  4,500            4,497
      KINDER MORGAN ENERGY PARTNERS, SECTION 4(2)
         3.03%, 06/01/05                                 32,000           32,000
                                                                     -----------
                                                                          93,500
      SECURITY AND NUMBER OF SHARES
      --------------------------------------------------------------------------

      PREFERRED STOCK  6.9% of net assets

    / ABN AMRO North America Capital Funding, 144A
      435,000                                                             42,578
    / ABN AMRO Series XIX - MMP Custodial Receipts
      130,000                                                             13,111
      BSCH Finance Ltd., Series Q
      340,000                                                              8,765
      Chase Capital VIII
      150,000                                                              3,778
    / Fannie Mae, Series J
      1,348,000                                                           66,105
    / Fannie Mae, Series K
      641,300                                                             32,067
    / Fannie Mae, Series O
      120,000                                                              6,616
      Fleet Capital Trust VI
      320,000                                                              8,179
    / Household Capital Trust V
      180,000                                                              4,502
      International Lease Finance, Series B
      380,000                                                             38,000
      SG Preferred Capital II
      200,000                                                             20,480
    / Shell Frontier Oil & Gas, Series A
      120,000                                                             12,000
    / Shell Frontier Oil & Gas, Series B
      120,000                                                             12,000

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
    / Shell Frontier Oil & Gas, Series C
      120,000                                                             12,000
    / Shell Frontier Oil & Gas, Series D
      58,000                                                               5,800
    ~ Woodbourne Passthru Trust
      390,000                                                             39,194
    / Zurich Regcaps Funding Trust III, 144A
      175,000                                                             17,325
    / Zurich Regcaps Funding Trust IV, 144A
      40,000                                                               3,920
    / Zurich Regcaps Funding Trust V, 144A
      50,000                                                               4,855
                                                                     -----------
                                                                         351,275
      OTHER INVESTMENT COMPANIES  0.1% of net assets

      Provident Institutional Funds - Fed Funds
         Portfolio  3,242,276                                              3,242

END OF INVESTMENTS.

At 05/31/05, the tax basis cost of the fund's investments was $5,079,074, and the unrealized gains and losses were $22,781 and ($16,479), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $460,752 or 9.1% of the fund's total net assets.

In addition to the above, the fund held the following at 05/31/05. All numbers are x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                              Number of   Contract   Unrealized
                                              Contracts     Value      Losses
2 Year, Short
U.S. Treasury Note,
expires 09/30/05                                    550    114,245         (80)

5 Year, Short
U.S. Treasury Note,
expires 09/21/05                                  1,555    169,131        (159)
                                                                     ----------
                                                                          (239)

SCHWAB INVESTMENTS
SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2005, unaudited

The following are the portfolio holdings at 05/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbol below to designate certain characteristics of the securities.

= Delayed-delivery security

~ Variable-rate security

/ Callable security

@ All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

* All or a portion of the security is on loan

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                    COST                 VALUE
HOLDINGS BY CATEGORY                             ($X1,000)             ($X1,000)
--------------------------------------------------------------------------------
  45.5%   U.S. GOVERNMENT SECURITIES               307,887              305,696
  24.2%   CORPORATE BONDS                          163,336              163,153
  16.6%   MORTGAGE-BACKED
          SECURITIES                               112,242              111,551
   8.1%   ASSET-BACKED OBLIGATIONS                  54,454               54,555
   2.3%   COMMERCIAL PAPER &
          OTHER CORPORATE
          OBLIGATIONS                               15,500               15,500
   3.3%   PREFERRED STOCK                           21,850               21,936
   0.1%   OTHER INVESTMENT
          COMPANIES                                    820                  820
--------------------------------------------------------------------------------
 100.1%   TOTAL INVESTMENTS                        676,089              673,211
  29.0%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                       195,043              195,043
(29.1)%   OTHER ASSETS AND LIABILITIES                                 (195,849)
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                    672,405

       SECURITY
       SERIES                                    FACE AMOUNT            VALUE
          RATE, MATURITY DATE                    ($ x 1,000)         ($ x 1,000)
       U.S. GOVERNMENT SECURITIES  45.5% of net assets

       U.S. GOVERNMENT AGENCY SECURITIES  20.5%
       -------------------------------------------------------------------------
       FANNIE MAE
     @    4.38%, 10/15/06                             16,000              16,148
          2.63%, 11/15/06                             12,000              11,821
          5.00%, 01/15/07                              5,000               5,097
     *    3.13%, 12/15/07                             35,000              34,377
       FEDERAL HOME LOAN BANK
          4.13%, 11/15/06                             25,000              25,141
     @    3.38%, 09/14/07                             20,000              19,834
     @    4.38%, 03/17/10                             15,000              15,232
     * Freddie Mac
          3.50%, 09/15/07                             10,000               9,951
                                                                     -----------
                                                                         137,601
       U.S. TREASURY OBLIGATIONS  25.0%
       -------------------------------------------------------------------------
       U.S. Treasury Bills
     @    2.76%, 07/07/05                                110                 110
     @    2.81%, 08/18/05                                100                  99
       U.S. Treasury Notes
     *    7.00%, 07/15/06                              5,000               5,194
     *    2.38%, 08/15/06                             22,800              22,510
          2.38%, 08/31/06                              2,000               1,974
     *    6.50%, 10/15/06                              9,000               9,359
     *    2.63%, 11/15/06                              8,800               8,690
     *    2.25%, 02/15/07                             20,000              19,578
     *    6.25%, 02/15/07                              5,000               5,226
          3.38%, 02/28/07                              4,000               3,988
     *    3.13%, 05/15/07                             15,000              14,876
     *    3.25%, 08/15/07                              6,000               5,958
     *    3.38%, 02/15/08                              7,700               7,650
     *    2.63%, 05/15/08                             21,000              20,414
     *    5.63%, 05/15/08                              1,000               1,055
     *    3.25%, 08/15/08                             11,000              10,869
     *    3.13%, 09/15/08                              3,000               2,951
          3.38%, 11/15/08                              3,000               2,971
     *    3.38%, 12/15/08                              5,000               4,950
          3.88%, 05/15/09                              2,000               2,013
          3.63%, 07/15/09                              2,700               2,691
     *    3.50%, 11/15/09                              2,500               2,478
     *    3.50%, 12/15/09                             11,600              11,485
          3.88%, 05/15/10                              1,000               1,006
                                                                     -----------
                                                                         168,095
                                                                     -----------

       CORPORATE BONDS  24.2% of net assets

       FINANCE  6.8%
       -------------------------------------------------------------------------
       BANKING  3.5%
    ~/ Bumiputra-Commerce Bank
          5.13%, 10/16/05                              2,000               2,025
     ~ Citigroup
          3.10%, 06/09/05                              4,000               4,009
    ~/ Deutsche Bank Capital Trust, 144A
       Class B
          4.89%, 06/30/05                              8,000               8,378
     ~ Doral Financial Corp.
          3.97%, 07/20/05                                500                 464
     ~ JP Morgan Chase & Co.
          3.31%, 07/02/05                              5,000               5,015
    ~/ Sovereign Bank
          4.38%, 08/01/05                              3,800               3,781
                                                                     -----------
                                                                          23,672
       BROKERAGE  1.6%
    ~/ Credit Suisse Financial Products
          3.70%, 06/06/05                              3,000               3,016
     ~ Goldman Sachs Group, Inc.
          3.49%, 07/25/05                              4,000               4,022

SCHWAB SHORT-TERM BOND MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                    FACE AMOUNT            VALUE
          RATE, MATURITY DATE                    ($ x 1,000)         ($ x 1,000)
       MORGAN STANLEY
          3.42%, 07/15/05                              4,000               4,004
                                                                     -----------
                                                                          11,042
       FINANCE COMPANIES  1.5%
       GENERAL ELECTRIC CAPITAL CORP.
          3.13%, 12/15/09                              4,000               4,010
     ~ HSBC FINANCE CORP.
          3.23%, 08/09/05                              3,000               3,000
     ~ INTERNATIONAL LEASE FINANCE CORP.
          3.54%, 07/15/05                              3,000               2,997
                                                                     -----------
                                                                          10,007
       INSURANCE  0.2%
    ~/ TWIN REEFS PASS-THROUGH, SECTION 3C7, 144A
          4.09%, 06/10/05                              1,500               1,509

       INDUSTRIAL  14.1%
       -------------------------------------------------------------------------
       BASIC INDUSTRY 0.5%
    /@ FMC CORP.
          10.25%, 11/01/09                             1,000               1,132
     @ GEORGIA-PACIFIC CORP.
          7.38%, 07/15/08                              2,000               2,120
                                                                     -----------
                                                                           3,252
       CAPITAL GOODS  1.1%
       BAE ASSET SYSTEMS 2001 ASSET TRUST, 144A
       Series 2001 Class G
          6.66%, 09/15/13                              6,829               7,473

       COMMUNICATIONS  2.3%
     ~ AMERICA MOVIL SA DE CV, 144A
          3.81%, 07/27/05                              3,000               3,003
     / DIRECTV HOLDINGS/FINANCE
          8.38%, 03/15/13                              1,950               2,169
       SPRINT CAPITAL CORP.
          7.63%, 01/30/11                              3,000               3,416
     / TCI COMMUNICATIONS FINANCING III
          9.65%, 03/31/27                              2,500               2,832
     @ TELEFONOS DE MEXICO SA
          4.50%, 11/19/08                              2,000               1,993
       TIME WARNER ENTERTAINMENT CO.
          7.25%, 09/01/08                              2,000               2,172
                                                                     -----------
                                                                          15,585
       CONSUMER CYCLICAL  7.7%
       CVS CORP., 144A
          6.12%, 01/10/13                              5,906               6,336
     * D.R. HORTON, INC.
          8.00%, 02/01/09                              2,000               2,186
       FORD MOTOR CREDIT CO.
          7.60%, 08/01/05                              2,000               2,011
     @    6.88%, 02/01/06                             14,000              14,160
          5.80%, 01/12/09                              2,000               1,874
       GENERAL MOTORS ACCEPTANCE CORP.
     ~    3.56%, 07/16/05                              3,000               2,889
     ~    4.15%, 08/18/05                              4,200               4,139
       INTERNATIONAL SPEEDWAY CORP.
          4.20%, 05/15/09                              2,000               1,981
       KB HOME
          9.50%, 02/15/11                              2,342               2,517
     @ MANDALAY RESORT GROUP, 144A
          6.50%, 07/31/09                              3,000               3,067
       RYLAND GROUP, INC.
          9.75%, 09/01/10                              3,000               3,225
    /@    9.13%, 06/15/11                              2,080               2,255
     / STANDARD PACIFIC CORP.
          9.50%, 09/15/10                              1,000               1,065
     / STATION CASINOS, INC.
          6.00%, 04/01/12                              1,000               1,007
       TOLL CORP.
     /    8.00%, 05/01/09                              2,000               2,068
     /    8.25%, 02/01/11                                650                 692
                                                                     -----------
                                                                          51,472
       CONSUMER NON-CYCLICAL  1.1%
     / ANHEUSER BUSCH COS, INC.
          5.75%, 01/15/11                              1,500               1,514
       DIAGEO CAPITAL PLC
          4.38%, 05/03/10                              3,000               3,007
       MANOR CARE, INC.
          8.00%, 03/01/08                              2,483               2,704
                                                                     -----------
                                                                          12,753
       ENERGY  0.8%
    /@ HUSKY OIL LTD.
          8.90%, 08/15/28                              4,009               4,435
       KERR-MCGEE CORP.
          5.88%, 09/15/06                              1,000               1,016
                                                                     -----------
                                                                           5,451
       TRANSPORTATION  0.7%
     ~ HERTZ CORP.
          4.42%, 08/05/05                              2,000               1,955
       UNION PACIFIC CORP.
          7.25%, 11/01/08                              2,240               2,443
                                                                     -----------
                                                                           4,398
       UTILITIES  2.8%
       -------------------------------------------------------------------------
    ~@ APPALACHIAN POWER CO.
          3.60%, 11/15/05                              4,000               3,915
    ~@ ATMOS ENERGY CORP.
          4.00%, 10/15/05                              2,000               1,956
     ~ CENTERPOINT ENERGY RESOURCES, INC.
          6.50%, 08/01/05                              2,955               3,104
       ENTERGY GULF STATES
    ~/    3.31%, 06/01/05                              1,200               1,204
     /    4.88%, 11/01/11                              2,000               1,989
     = ENTERPRISE PRODUCTS OPERATIONS
          4.95%, 06/01/10                              3,000               3,011
       OHIO EDISON CO.
          4.00%, 05/01/08                              2,000               1,977
       PACIFIC GAS AND ELECTRIC CO.
          3.60%, 03/01/09                              3,000               2,925
     @ PUBLIC SERVICES ELECTRIC & GAS
         Series C
          4.00%, 11/01/08                              2,000               1,986
                                                                     -----------
                                                                          22,067

       MORTGAGE-BACKED SECURITIES  16.6% of net assets

       COLLATERALIZED MORTGAGE OBLIGATIONS  8.1%
       -------------------------------------------------------------------------
       COUNTRYWIDE HOME LOANS
       Series 2004-HYB5 Class 3A1
          4.73%, 04/20/35                              8,389               8,418

SCHWAB SHORT-TERM BOND MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                    FACE AMOUNT            VALUE
          RATE, MATURITY DATE                    ($ x 1,000)         ($ x 1,000)
       FREDDIE MAC
       Series 2574 Class JM
          5.00%, 03/31/33                              5,431               5,490
       FREDDIE MAC STRUCTURED PASS THROUGH
       SECURITIES
       Series H006 Class A2
          2.84%, 02/15/10                              7,680               7,581
       Series H010 Class A3
          2.72%, 04/15/10                             15,000              14,608
       MORGAN STANLEY MORTGAGE LOAN TRUST
       Series 2004-8AR Class 4A1
          5.47%, 10/25/34                              8,322               8,479
       Series 2004-9 Class 2A
          6.42%, 11/25/34                              4,187               4,314
       Series 2004-9 Class 4A
          5.65%, 11/25/19                              5,391               5,563
                                                                     -----------
                                                                          54,453
       U.S. GOVERNMENT AGENCY MORTGAGES  8.5%
       -------------------------------------------------------------------------
       FANNIE MAE
          4.50%, 11/01/19                             11,465              11,428
          5.00%, 10/01/19                             11,320              11,461
          5.50%, 07/01/19 to 09/19/19                 26,490              27,229
          7.00%, 10/01/08 to 07/01/19                  6,679               6,980
                                                                     -----------
                                                                          57,098

       ASSET-BACKED OBLIGATIONS  8.1% of net assets

       ALTER MONETA RECEIVABLES, L.L.C.
       Series 2003-1
            2.56%, 03/15/11                              806                 802
       AMERIQUEST FINANCE NIM TRUST
       Series 2001-RN4 Class A
          4.60%, 07/25/34                                478                 476
     ~ ARIA CDO I (JERSEY) LTD.
       Series IA-3 Class B1U5
            3.13%, 10/07/05                            4,000               4,023
     ~ FREMONT HOME LOAN TRUST
       Series 2003-B Class M2
            4.71%, 06/27/05                            5,000               5,140
       FREMONT NIM TRUST
       Series 2004-D Class N1
          4.50%, 06/25/06                              2,314               2,313
     ~ HOUSEHOLD MORTGAGE LOAN TRUST
       Series 2003-HC2 Class M
          3.69%, 06/20/05                              1,125               1,127
     ~ LONG BEACH MORTGAGE LOAN TRUST
       Series 2003-4 Class M3
          5.24%, 06/27/05                              4,200               4,286
     ~ MAIN STREET WAREHOUSE FUNDING TRUST
       Series 2004-MSD
          5.39%, 06/27/05                              5,425               5,433
       MORGAN STANLEY ABS CAPITAL I
       Series 2004-NC3N
          6.00%, 03/25/34                                 75                  75
       NOVASTAR HOME EQUITY LOAN
     ~ Series 2004-2 Class B1
          5.04%, 06/27/05                              2,000               2,044
     ~ Series 2004-2 Class M4
          4.29%, 06/27/05                              3,000               3,033
       NOVASTAR NIM TRUST
       Series 2004-N1
          4.46%, 02/25/34                                298                 298
       Series 2004-N2
          4.46%, 07/25/34                                581                 578
       RESIDENTIAL ASSET MORTGAGE PRODUCTS,INC.
       Series 2003-RZ3 Class A3
          2.14%, 02/25/30                              8,372               8,315
       RESIDENTIAL ASSET SECURITIZATION TRUST
       Series 2004-A6 Class A1
          5.00%, 08/25/19                              8,673               8,695
       SECURITIZED ASSET BACKED NIM TRUST
       Series 2004-DO2
          5.50%, 09/25/34                              1,834               1,819
       Series 2004-OP2 Class N
          5.50%, 08/25/34                              1,086               1,081
     ~ TERRAPIN FUNDING, L.L.C.
       Series 2003-1A Class B1
          4.39%, 06/08/05                              5,000               5,017
                                                                     -----------
                                                                          54,555

       COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS  2.3% of net assets

       COX COMMUNICATIONS, INC., SECTION 4(2)
          3.35%, 06/01/05                             15,500              15,500

       SECURITY AND NUMBER OF SHARES

       PREFERRED STOCK  3.3% of net assets

     / Fannie Mae, Series J
       190,000                                                             9,317
     / Fannie Mae, Series O
       95,000                                                              5,238
     / Shell Frontier Oil & Gas, Series D
       25,000                                                              2,500
     / Zurich Regcaps Funding Trust IV, 144A
       30,000                                                              2,940
     / Zurich Regcaps Funding Trust VI, 144A
       20,000                                                              1,941
                                                                     -----------
                                                                          21,936

       OTHER INVESTMENT COMPANIES  0.1% of net assets

       Provident Institutional Funds - Fed Funds
          Portfolio    820,141                                               820

END OF INVESTMENTS.

       COLLATERAL INVESTED FOR SECURITIES ON LOAN  29.0% of net assets
       SECURITY AND NUMBER OF SHARES

       OTHER INVESTMENT COMPANIES  26.1%
       -------------------------------------------------------------------------
       INSTITUTIONAL MONEY MARKET TRUST
          175,688,078                                                    175,688

SCHWAB SHORT-TERM BOND MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

       SECURITY
       SERIES                                    FACE AMOUNT            VALUE
          RATE, MATURITY DATE                    ($ x 1,000)         ($ x 1,000)
       SHORT-TERM INVESTMENTS  2.9%
       -------------------------------------------------------------------------
       SOCIETE GENERALE  TIME DEPOSIT
          3.07%, 06/01/05                             19,355              19,355
                                                                     -----------

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 05/31/05, the tax basis cost of the fund's investments was $676,223, and the unrealized gains and losses were $1,856 and ($4,868), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $27,174 or 4.04%. Also, includes securities on loan worth $195,378 or 29.1% of the fund's total net assets.

In addition to the above, the fund held the following at 05/31/05. All numbers x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                          Number of               Contract            Unrealized
                          Contracts                 Value                Gains
2 Year, Long
U.S. Treasury Note,
Expires 09/30/05                270                 56,084                    60

SCHWAB INVESTMENTS
SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2005, unaudited

The following are the portfolio holdings at 05/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbols below to designate certain characteristics of the securities.

= Delayed-delivery security

~ Variable-rate security

/ Callable security

@ All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

* All or a portion of the security is on loan

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                     COST                VALUE
HOLDINGS BY CATEGORY                               ($X1,000)           ($X1,000)
--------------------------------------------------------------------------------
  36.7%   MORTGAGE-BACKED SECURITIES                 415,768            418,645
  28.0%   U.S. GOVERNMENT SECURITIES                 308,242            319,614
  23.6%   CORPORATE BONDS                            266,356            268,823
  19.7%   ASSET-BACKED OBLIGATIONS                   223,787            224,219
  10.4%   COMMERCIAL PAPER & OTHER
          CORPORATE OBLIGATIONS                      119,086            119,086
   3.6%   PREFERRED STOCK                             40,698             41,060
   0.1%   OTHER INVESTMENT COMPANIES                     749                749
--------------------------------------------------------------------------------
 122.1%   TOTAL INVESTMENTS                        1,374,686          1,392,196
  15.6%   COLLATERAL INVESTED FOR
          SECURITIES ON LOAN                         177,670            177,670
(37.7)%   OTHER ASSETS AND LIABILITIES                                 (429,853)
--------------------------------------------------------------------------------
 100.0%   NET ASSETS                                                  1,140,013

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      MORTGAGE-BACKED SECURITIES 36.7% of net assets

      COLLATERALIZED MORTGAGE OBLIGATIONS  2.6%
      --------------------------------------------------------------------------
    @ FREDDIE MAC
      Series 2574 Class JM
         5.00%, 03/31/33                                  5,431            5,490
    @ FREDDIE MAC STRUCTURED PASS THROUGH
      SECURITIES
      Series H010 Class A3
         2.72%, 04/15/10                                 25,000           24,346
                                                                     -----------
                                                                          29,836
      U.S. GOVERNMENT AGENCY MORTGAGES  34.1%
      --------------------------------------------------------------------------
      FANNIE MAE
         5.00%, 07/01/19 to
    @           06/01/35                                  1,760            1,781
         5.50%, 07/27/12 to
    @           09/01/34                                 61,031           62,571
         6.00%, 09/02/25 to
    @           11/01/34                                 24,062           24,761
         6.50%, 09/01/22 to
    @           09/01/33                                 15,904           16,556
         7.00%, 04/16/06 to
    @           04/09/16                                  5,231            5,488
    @    7.50%, 12/28/24                                  3,445            3,690
         TBA
    =    4.50%, 06/01/20                                 20,000           19,913
    =    5.00%, 06/01/20                                 30,000           30,347
    =    5.00%, 06/01/35                                 60,000           59,963
    =    5.50%, 06/01/20                                 13,000           13,349
    =    5.50%, 06/01/35                                 30,000           30,413
    =    6.50%, 06/01/35                                 14,000           14,547
      FREDDIE MAC
    @    6.00%, 10/23/24                                  5,317            5,471
    @    6.50%, 08/25/24                                  5,624            5,847
         TBA
    =    6.00%, 06/01/20                                 15,000           15,544
      GINNIE MAE
         6.00%, 06/15/33 to
    @           06/01/35                                  7,193            7,438
         7.50%, 03/15/32                                  1,710            1,835
         TBA
    =    6.00%, 06/01/35                                 27,000           27,886
    =    6.50%, 06/01/35                                 10,000           10,475
    =    7.00%, 06/01/35                                 19,000           20,128
    =    8.00%, 06/01/35                                 10,000           10,806
                                                                     -----------
                                                                         388,809
      U.S. GOVERNMENT SECURITIES  28.0% of net assets

      U.S. GOVERNMENT AGENCY SECURITIES  8.4%
      --------------------------------------------------------------------------
      FANNIE MAE
    @    2.50%, 06/15/08                                  3,000            2,889
         5.00%, 04/15/15                                 15,000           15,803
    @    6.63%, 11/15/30                                  4,000            5,118
         5.00%, 02/01/35                                  8,986            8,990
         5.00%, 03/01/35                                  7,180            7,184
         5.50%, 03/01/35                                 14,830           15,045
    @ FEDERAL HOME LOAN BANK
         4.38%, 03/17/10                                 35,000           35,541
      FREDDIE MAC
         2.75%, 10/15/06                                  6,000            5,926
                                                                     -----------
                                                                          96,496

SCHWAB TOTAL BOND MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
      U.S. TREASURY OBLIGATIONS  19.6%
      --------------------------------------------------------------------------
      TREASURY INFLATION PROTECTION SECURITY
    *    1.88%, 07/15/13                                 18,500           19,986
    *    2.00%, 07/15/14                                 10,000           10,613
      U.S. TREASURY BILLS
    @    2.76%, 07/07/05                                    140              140
    @    2.82%, 08/04/05                                    135              134
    @    2.81%, 08/18/05                                    210              209
    @    2.88%, 08/25/05                                     10               10
      U.S. TREASURY BONDS
    @    9.88%, 11/15/15                                  3,000            4,467
    @    7.25%, 05/15/16                                  2,500            3,184
   @*    9.00%, 11/15/18                                  7,000           10,396
   @*    8.00%, 11/15/21                                  7,000            9,999
   @*    7.25%, 08/15/22                                  6,500            8,762
   @*    6.25%, 08/15/23                                 12,700           15,651
   @*    6.13%, 11/15/27                                  7,500            9,328
   @*    5.25%, 02/15/29                                  5,000            5,618
   @*    6.13%, 08/15/29                                  1,000            1,255
   @*    6.25%, 05/15/30                                  7,000            8,958
   @*    5.38%, 02/15/31                                 14,810           17,156
      U.S. TREASURY NOTES
    *    2.75%, 07/31/06                                  3,000            2,977
    *    2.38%, 08/15/06                                  2,500            2,468
   @*    6.50%, 10/15/06                                 12,900           13,415
   @*    2.63%, 11/15/06                                  6,000            5,925
         3.38%, 02/28/07                                  3,000            2,991
    *    6.63%, 05/15/07                                  2,000            2,115
    *    3.25%, 08/15/07                                  1,500            1,490
         6.13%, 08/15/07                                  2,000            2,107
    *    3.00%, 11/15/07                                  1,100            1,085
    *    3.13%, 09/15/08                                  2,000            1,967
    *    3.13%, 10/15/08                                  2,000            1,966
    *    3.38%, 12/15/08                                  1,000              990
         4.00%, 06/15/09                                  2,000            2,022
   @*    3.50%, 12/15/09                                 12,000           11,881
    *    4.00%, 04/15/10                                  8,000            8,085
    *    5.75%, 08/15/10                                  2,100            2,296
    *    5.00%, 02/15/11                                  9,620           10,220
    *    4.25%, 11/15/14                                  5,000            5,092
    *    4.00%, 02/15/15                                 14,250           14,221
         4.13%, 05/15/15                                  3,900            3,939
                                                                     -----------
                                                                         223,118
      CORPORATE BONDS  23.6% of net assets

      FINANCE  5.3%
      --------------------------------------------------------------------------
      BANKING  3.0%
      BUMIPUTRA-COMMERCE BANK
         5.13%, 10/16/13                                  3,000            3,038
    ~ CHUO MISSUI TRUST & BANKING CO., LTD, 144A
         5.51%, 06/01/05                                  3,000            2,873
    ~ CITIGROUP, INC.
         3.50%, 08/05/05                                  5,000            5,027
   ~/ DEUTSCHE BANK CAPITAL TRUST, 144A
      Class B
         4.89%, 06/30/05                                 10,000           10,473
   ~@ DORAL FINANCIAL CORP.
         3.97%, 07/20/05                                  1,000              927
    ~ HSBC FINANCE CORP.
         3.23%, 08/09/05                                  7,000            7,001
    ~ JP MORGAN CHASE CAPITAL XIII
      Series M
         4.04%, 06/01/05                                  2,000            1,983
  ~/@ RBS CAPITAL TRUST IV
         3.89%, 06/30/05                                  3,000            3,017
                                                                     -----------
                                                                          34,339
      BROKERAGE  1.5%
   ~/ CREDIT SUISSE FINANCIAL PRODUCTS
         3.70%, 06/06/05                                  4,000            4,021
    @ GOLDMAN SACHS CAPITAL I
         6.35%, 02/15/34                                  3,000            3,221
    ~ MERRILL LYNCH & CO.
         3.60%, 07/15/05                                  5,000            5,043
   @* MORGAN STANLEY
         4.75%, 04/01/14                                  5,000            4,932
                                                                     -----------
                                                                          17,217
      FINANCE COMPANIES  0.6%
   ~@ GENERAL ELECTRIC CAPITAL CORP.
         3.27%, 06/15/05                                  5,000            5,053
   ~@ INTERNATIONAL LEASE FINANCE CORP.
         3.54%, 07/15/05                                  2,000            1,998
                                                                     -----------
                                                                           7,051
      INSURANCE  0.2%
   ~/ TWIN REEFS PASS-THROUGH, SECTION 3C7, 144A
         4.09%, 06/10/05                                  2,200            2,213

      INDUSTRIAL  15.1%
      --------------------------------------------------------------------------
      BASIC INDUSTRY  0.4%
      FMC CORP.
         10.25%, 11/01/09                                 2,000            2,265
      GEORGIA PACIFIC
         7.70%, 06/15/15                                  2,000            2,270
                                                                     -----------
                                                                           4,535
      CAPITAL GOODS  1.2%
    @ BAE ASSET SYSTEMS 2001 ASSET TRUST, 144A
      Series 2001 Class G
         6.66%, 09/15/13                                 12,452           13,626

      COMMUNICATIONS  2.7%
   ~@ AMERICA MOVIL SA DE CV, 144A
         3.81%, 07/27/05                                  4,000            4,004
      BELLSOUTH CORP.
         5.20%, 09/15/14                                  5,000            5,148
   /@ DIRECTV HOLDINGS/FINANCE
         8.38%, 03/15/13                                  3,250            3,615
      NEWS AMERICA, 144A
         6.20%, 12/15/34                                  3,000            3,112
      PANAMSAT CORP.
         9.00%, 08/15/14                                     50               55
      SPRINT CAPITAL CORP.
         8.38%, 03/15/12                                  3,000            3,603

SCHWAB TOTAL BOND MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
   /@ TCI COMMUNICATIONS FINANCING III
         9.65%, 03/31/27                                  3,000            3,398
    @ TCI COMMUNICATIONS, INC.
         9.80%, 02/01/12                                  4,000            5,111
    @ TELEFONOS DE MEXICO SA
         4.50%, 11/19/08                                  3,000            2,990
                                                                     -----------
                                                                          31,036
      CONSUMER CYCLICAL  7.4%
      CVS CORP., 144A
         5.30%, 01/11/27                                  9,868           10,216
    @ D.R. HORTON, INC.
         5.63%, 09/15/14                                  3,000            2,966
      FORD MOTOR CREDIT CO.
         7.60%, 08/01/05                                  3,000            3,016
         6.88%, 02/01/06                                 20,000           20,228
         5.80%, 01/12/09                                  8,000            7,497
    ~ GENERAL MOTORS ACCEPTANCE CORP.
         4.15%, 08/18/05                                 10,425           10,274
    @ INTERNATIONAL SPEEDWAY CORP.
         4.20%, 04/15/09                                  3,000            2,971
      KB HOME
         9.50%, 02/15/11                                  3,500            3,762
    @ MANDALAY RESORT GROUP, 144A
         6.50%, 07/31/09                                  4,500            4,601
      RYLAND GROUP, INC.
    /    9.75%, 09/01/10                                  4,735            5,091
   /@    9.13%, 06/15/11                                  3,000            3,252
    / SCHULER HOMES
         9.38%, 07/15/09                                    500              528
   /@ STANDARD PACIFIC CORP.
         9.50%, 09/15/10                                  2,000            2,130
      STATION CASINOS, INC.
         6.00%, 04/01/12                                  2,000            2,015
    @ TIME WARNER ENTERTAINMENT CO.
         8.88%, 10/01/12                                  2,000            2,473
      TOLL CORP.
   /@    8.00%, 05/01/09                                  1,000            1,034
   /@    8.25%, 02/01/11                                  2,000            2,130
                                                                     -----------
                                                                          84,184
      CONSUMER NON-CYCLICAL  1.0%
   /@ ANHEUSER BUSCH COS, INC.
         5.75%, 01/15/11                                  3,500            3,533
      DIAGEO CAPITAL PLC
         4.38%, 05/03/10                                  4,000            4,009
      HIGHMARK, INC., 144A
         6.80%, 08/15/13                                  2,000            2,214
    @ MANOR CARE, INC.
         8.00%, 03/01/08                                  1,333            1,452
                                                                     -----------
                                                                          11,208
      ENERGY  1.6%
   /@ HUSKY OIL LTD.
         8.90%, 08/15/28                                  6,000            6,638
      KERR-MCGEE CORP.
         5.88%, 09/15/06                                  2,000            2,031
    @ PHILLIPS PETROLEUM CO.
         9.38%, 02/15/11                                  5,000            6,228
    @ XTO ENERGY, INC., 144A
         5.00%, 01/31/15                                  3,000            2,967
                                                                     -----------
                                                                          17,864
      TRANSPORTATION  0.8%
    @ BURLINGTON NORTH SANTA FE
         4.88%, 01/15/15                                  3,000            3,039
   ~@ HERTZ CORP.
         4.42%, 08/05/05                                  3,000            2,932
    @ UNION PACIFIC CORP.
         6.25%, 05/01/34                                  3,000            3,335
                                                                     -----------
                                                                           9,306
      UTILITIES  3.2%
      --------------------------------------------------------------------------
      ELECTRIC  3.2%
    @ APPALACHIAN POWER CO.
      Series H
         5.95%, 05/15/33                                  3,000            3,226
    @ ATMOS ENERGY CORP.
         4.00%, 10/15/09                                  3,000            2,934
      CENTERPOINT ENERGY RESOURCES
      Series B
         7.88%, 04/01/13                                  3,000            3,561
   /@ COLUMBIA ENERGY GROUP
      Series F
         7.42%, 11/28/15                                  5,000            5,175
      ENTERGY GULF STATES
   ~@    3.31%, 06/01/05                                  2,400            2,408
         4.88%, 11/01/11                                  3,000            2,984
    @ MAGELLAN MIDSTREAM PARTNERS
         5.65%, 10/15/16                                  3,000            3,080
    @ OHIO EDISON CO.
         5.45%, 05/01/15                                  4,000            4,142
    @ PACIFIC GAS AND ELECTRIC
         6.05%, 03/01/34                                  2,000            2,207
    @ PUBLIC SERVICES ELECTRIC & GAS
      Series C
         4.00%, 11/01/08                                  3,000            2,979
      WESTAR ENERGY, INC.
         6.00%, 07/01/14                                  3,258            3,548
                                                                     -----------
                                                                          36,244
      ASSET-BACKED OBLIGATIONS  19.7% of net assets

    ~ AEGIS ASSET BACKED SECURITIES TRUST
      Series 2003-1 Class A1
         3.49%, 06/27/05                                  4,251            4,274
    @ AMERIQUEST FINANCE NIM TRUST
      Series 2001-RN4 Class A
         4.60%, 07/25/34                                    701              698
    ~ AMERIQUEST MORTGAGE SECURITIES, INC.
      Series 2003-13 Class AV2
         3.45%, 06/27/05                                 10,979           11,007
   ~@ AMORTIZING RESIDENTIAL COLLATERAL TRUST
      Series 2002-BC6 Class A2
         3.44%, 06/27/05                                  7,040            7,060
    ~ ARIA CDO I (JERSEY) LTD.
      Series IA-3 Class B1U5
         3.13%, 10/07/05                                  6,000            6,035
   ~@ ASSET BACKED SECURITIES CORP. HOME
      EQUITY LOAN TRUST
      Series 2003-HE1 Class A2
         3.59%, 06/15/05                                    995              999
    ~ CAPITAL ONE MASTER TRUST
      Series 2001-2 Class C
         4.19%, 06/15/05                                  6,000            6,026

SCHWAB TOTAL BOND MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

      SECURITY
      SERIES                                        FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ x 1,000)      ($ x 1,000)
   ~@ CDC MORTGAGE CAPITAL TRUST
      Series 2003-HE2 Class M2
         4.99%, 06/27/05                                  5,410            5,529
   ~@ CENTEX HOME EQUITY LOAN TRUST
      Series 2003-B Class M1
         3.79%, 06/27/05                                 19,000           19,140
   ~@ CHASE FUNDING MORTGAGE LOAN ASSET-BACKED
      Series 2003-2 Class 2A2
         3.37%, 06/27/05                                  7,613            7,633
      COUNTRYWIDE ASSET-BACKED CERTIFICATES
   ~@ Series 2001-BC3 Class M1
         3.64%, 06/27/05                                  2,959            2,962
   ~@ Series 2002-3 Class M1
         3.84%, 06/27/05                                  4,000            4,018
    ~ Series 2004-6 Class M2
         3.74%, 06/01/05                                 15,000           15,139
    @ CROWN CASTLE TOWERS, L.L.C.
      Series 2005-1 Class AB
         4.88%, 06/15/35                                  4,700            4,714
   ~@ FIRST FRANKLIN MORTGAGE LOAN ASSET-BACKED
      CERTIFICATES
      Series 2002-FF3 Class A2
         3.55%, 06/27/05                                  1,752            1,756
   ~@ IMPAC CMB TRUST
      Series 2003-10 Class 1A1
         3.44%, 06/27/05                                 19,157           19,170
   ~@ LONG BEACH MORTGAGE LOAN TRUST
      Series 2003-4 Class M3
         5.24%, 06/27/05                                  5,500            5,613
    ~ MAIN STREET WAREHOUSE FUNDING TRUST
      Series 2004-MSD
         5.39%, 06/27/05                                  8,000            8,012
    @ MASTER ASSET BACKED SECURITIES TRUST
      Series 2003-OPT1 Class A2
         3.51%, 06/27/05                                  4,396            4,411
      MBNA CREDIT CARD MASTER NOTE TRUST
   ~@ Series 2003-B3 Class B3
         3.33%, 06/15/05                                 10,000           10,057
    ~ Series 2003-C3 Class C3
         4.44%, 06/15/05                                  4,500            4,641
    ~ MERRILL LYNCH MORTGAGE INVESTORS, INC.
      Series 2004-WMC1 Class A2
         3.39%, 06/27/05                                  3,055            3,067
      MORGAN STANLEY ABS CAPITAL I
      Series 2004-NC3N
         6.00%, 03/25/34                                    120              120
      MORGAN STANLEY MORTGAGE LOAN TRUST
      Series 2004-9 Class 4A
         5.65%, 11/25/19                                 13,192           13,613
   ~@ NEW CENTURY HOME EQUITY LOAN TRUST
      Series 2004-2 Class A3
         3.34%, 06/27/05                                 14,954           14,967
      NOVASTAR NIM TRUST
      Series 2004-N1
         4.46%, 02/25/34                                    459              459
    ~ OPTION ONE MORTGAGE LOAN TRUST
      Series 2003-6 Class A2
         3.42%, 06/27/05                                  8,754            8,789
      RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
   ~@ Series 2003-RS1 Class AII
         3.48%, 06/27/05                                  3,773            3,788
    @ Series 2003-RZ4 Class A4
         4.04%, 12/25/30                                 11,700           11,647
      SECURITIZED ASSET BACKED NIM TRUST
      Series 2004-OP2 Class N
         5.50%, 08/25/34                                  1,629            1,622
      SEQUOIA MORTGAGE TRUST
    ~ Series 2004-4 Class B2
         3.99%, 06/20/05                                  4,000            3,940
    ~ Series 2004-4 Class-B1
         3.59%, 06/20/05                                  5,000            4,944
   ~@ STRUCTURED ASSET INVESTMENT LOAN TRUST
      Series 2003-BC1 Class A2
         3.43%, 06/27/05                                  8,346            8,369
                                                                     -----------
                                                                         224,219
      COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
      10.4% of net assets

      ATLANTIS TWO FUNDING CORP., SECTION 4(2)
         3.10%, 06/17/05                                 24,000           23,967
      BELLSOUTH CORP., SECTION 4(2)
         2.98%, 06/16/05                                 26,500           26,467
      COX COMMUNICATIONS, INC., SECTION 4(2)
         3.35%, 06/01/05                                 28,000           28,000
      DAIMLER-CHRYSLER, N.A. HOLDINGS
         3.14%, 06/13/05                                 12,800           12,787
      KINDER MORGAN ENERGY PARTNERS, SECTION 4(2)
         3.07%, 06/03/05                                 27,870           27,865
                                                                     -----------
                                                                         119,086
      SECURITY AND NUMBER OF SHARES
      --------------------------------------------------------------------------
      PREFERRED STOCK  3.6% of net assets

      Cobank, ACB, 144A
         115,000                                                           6,383
    / Fannie Mae, Series J
         320,000                                                          15,692
    / Fannie Mae, Series O
         140,000                                                           7,719
    / Shell Frontier Oil & Gas, Series D
         35,000                                                            3,500
      Zurich Regcaps Funding Trust VI, 144A
         80,000                                                            7,766
                                                                     -----------
                                                                          41,060
      OTHER INVESTMENT COMPANIES  0.1% of net assets

      Provident Institutional Funds - Fed Funds
      Portfolio 749,492                                                      749

END OF INVESTMENTS.

SCHWAB TOTAL BOND MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

      COLLATERAL INVESTED FOR SECURITIES ON LOAN  15.6% of net assets

                                                                        VALUE
      SECURITY AND NUMBER OF SHARES                                  ($ x 1,000)
      OTHER INVESTMENT COMPANIES  14.2%
      --------------------------------------------------------------------------
      INSTITUTIONAL MONEY MARKET TRUST
         161,788,155                                                     161,788

      SECURITY
      SERIES                                        FACE AMOUNT
         RATE, MATURITY DATE                        ($ x 1,000)
      SHORT-TERM INVESTMENTS  1.4%
      --------------------------------------------------------------------------
      SOCIETE GENERALE TIME DEPOSIT
         3.07%, 06/01/05                                 15,882           15,882

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 05/31/05, the tax basis cost of the fund's investments was $1,376,051, and the unrealized gains and losses were $19,795 and ($3,650), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A and Section 4(2) securities worth $176,747 or 15.5%. Also, includes securities on loan worth $179,122 or 15.7% of the fund's total net assets.

In addition to the above, the fund held the following at 05/31/05. All numbers are x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                               Number of   Contract   Unrealized
                                               Contracts     Value       Gains
2 Year, Long
U.S. Treasury Note,
expires 09/30/05                                     165     34,274           44

5 Year, Long
U.S. Treasury Note,
expires 09/21/05                                     700     76,136          171
                                                                      ----------
                                                                             215

SCHWAB INVESTMENTS
SCHWAB GNMA FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2005, unaudited

The following are the portfolio holdings at 05/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbol below to designate certain characteristics of the securities.

= Delayed-delivery security

~ Variable-rate security

@ All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                      COST               VALUE
HOLDINGS BY CATEGORY                               ($X1,000)           ($X1,000)
--------------------------------------------------------------------------------
 98.9%    MORTGAGE-BACKED
          SECURITIES                                  37,504             38,069
  2.8%    ASSET-BACKED OBLIGATIONS                     1,052              1,052
  4.4%    U.S. GOVERNMENT
          SECURITIES                                   1,706              1,704
  2.2%    OTHER INVESTMENT
          COMPANIES                                      851                851
--------------------------------------------------------------------------------
108.3%    TOTAL INVESTMENTS                           41,113             41,676
(8.3)%    OTHER ASSETS AND
          LIABILITIES                                                    (3,188)
--------------------------------------------------------------------------------
100.0%    NET ASSETS                                                     38,488

       SECURITY
       SERIES                                    FACE AMOUNT            VALUE
          RATE, MATURITY DATE                    ($ x 1,000)         ($ x 1,000)
       MORTGAGE-BACKED SECURITIES  98.9% of net assets

       U.S. GOVERNMENT AGENCY MORTGAGES  98.9%
       -------------------------------------------------------------------------
       FANNIE MAE
          6.50%, 03/01/32                                888                 925
          6.00%, 11/01/34                                459                 472
       GINNIE MAE
     @    5.00%, 02/15/18 to
                 12/15/34                              8,354               8,445
     @    5.50%, 11/15/18 to
                 03/15/35                             13,978              14,310
     @    6.00%, 04/15/28 to
                 03/15/34                              5,328               5,512
     @    6.50%, 05/15/24 to
                 10/15/32                              2,748               2,883
     @    7.00%, 11/15/23 to
                 08/15/31                              1,361               1,446
     @    7.50%, 07/15/23 to
                 03/15/28                                573                 617
     @    8.00%, 08/15/05 to
                 08/15/09                                254                 263
          8.50%, 08/15/27 to
                 12/15/29                                 72                  77
          9.00%, 01/15/30 to
                 06/15/30                                 44                  49
          TBA
     =    5.00%, 06/01/35                                750                 755
     =    5.50%, 06/01/35                                750                 766
     =    6.00%, 06/01/35                              1,500               1,549
                                                                     -----------
                                                                          38,069

       ASSET-BACKED OBLIGATIONS  2.8% of net assets

       FIXED-RATE OBLIGATIONS  2.8%
       -------------------------------------------------------------------------
     ~ AMERIQUEST FINANCE NIM TRUST
       Series 2001-RN4 Class A
          4.60%, 06/25/05                                 64                  64
     ~ COUNTRYWIDE ASSET BACKED CERTIFICATES
       Series 2003-2 Class M2
          4.74%, 06/27/05                                125                 128
       FREMONT NIM TRUST
       Series 2004-D Class N1
          4.50%, 06/25/06                                283                 283
       MORGAN STANLEY ABS CAPITAL I
       Series 2004-NC1N
          7.00%, 12/25/33                                 25                  24
       Series 2004-NC3N
          6.00%, 03/25/34                                 10                  10
       NOVASTAR NIM TRUST
       Series 2004-N1
          4.46%, 02/25/34                                 69                  69
       NOVASTAR NIM TRUST, 144A
       Series 2004-N3
          3.97%, 03/25/35                                441                 440
       SHARPS SP I L.L.C. NET INTEREST MARGIN TRUST
       Series 2004-HE2N Class NA
          5.43%, 10/25/34                                 34                  34
                                                                     -----------
                                                                           1,052

       U.S. GOVERNMENT SECURITIES  4.4% of net assets

     @ U.S. TREASURY BILLS
          2.72%, 06/16/05                                 10                  10
       U.S. TREASURY NOTES
          1.63%, 09/30/05                                500                 498
          3.13%, 01/31/07                                600                 596
          3.63%, 04/30/07                                600                 600
                                                                     -----------
                                                                           1,704

       SECURITY AND NUMBER OF SHARES

       OTHER INVESTMENT COMPANIES  2.2% of net assets

       Provident Institutional Funds - Fed Funds
          Portfolio
       850,994                                                               851

END OF INVESTMENTS.

At 05/31/05, the tax basis cost of the fund's investments was $41,113, and the unrealized gains and losses were $594 and ($31), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A securities worth $440 or 1.1% of the fund's total net assets.

SCHWAB GNMA FUND

PORTFOLIO HOLDINGS continued

In addition to the above, the fund held the following at 05/31/05. All numbers are x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                             Number of              Contract          Unrealized
                             Contracts                Value             Losses
10 Year, Long
U.S. Treasury Note,
expires 09/21/05                    10                 1,133                 (4)

SCHWAB FUNDS
SCHWAB TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS  As of May 31, 2005, unaudited

The following are the portfolio holdings at 05/31/05. For more information, please refer to the fund's semi-annual or annual shareholder reports.

+ Credit-enhanced security

~ Liquidity-enhanced security

= Delayed-delivery security

@ All or a portion of this security is held as collateral for futures contracts and delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                           COST          VALUE
HOLDINGS BY CATEGORY                                     ($X1,000)     ($X1,000)
--------------------------------------------------------------------------------
 100.8%     MUNICIPAL BONDS                                404,871      404,051
   0.0%     OTHER INVESTMENT
            COMPANIES                                           83           83
--------------------------------------------------------------------------------
 100.8%     TOTAL INVESTMENTS                              404,954      404,134
 (0.8)%     OTHER ASSETS AND
            LIABILITIES                                                  (3,241)
--------------------------------------------------------------------------------
 100.0%     NET ASSETS                                                  400,893

       ISSUER
       PROJECT                                                                          MATURITY       FACE AMOUNT          VALUE
          TYPE OF SECURITY, SERIES                                          RATE          DATE         ($ x 1,000)       ($ x 1,000)
       MUNICIPAL BONDS  100.8% of net assets

       FIXED-RATE OBLIGATIONS 73.1%
       -----------------------------------------------------------------------------------------------------------------------------

       Alabama  2.6%

    +@    HUNTSVILLE HEALTH CARE AUTH.
             Revenue Bonds, Series 2005A                                    5.00%       03/03/08            10,000            10,494

       Arizona  1.7%

          PHOENIX CIVIC IMPROVEMENT CORP.
          Wastewater System
             Refunding Revenue Bonds, Series 2004B                          5.00%       07/01/07             4,000             4,171
          PINAL COUNTY
             COP Series 2004                                                4.00%       12/01/06             1,435             1,453
             COP Series 2004                                                4.00%       12/01/07             1,150             1,169
                                                                                                                         -----------
                                                                                                                               6,793
       California  11.4%

     +    CALIFORNIA
             Various Purpose General Obligation Bonds                       8.00%       11/01/07             3,000             3,201

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                          MATURITY       FACE AMOUNT          VALUE
          TYPE OF SECURITY, SERIES                                          RATE          DATE         ($ x 1,000)       ($ x 1,000)
          CALIFORNIA DEPT. OF WATER RESOURCES
             Power Supply Revenue Bonds, Series 2002A                       5.50%       05/01/08             1,180             1,258
          CALIFORNIA POLLUTION CONTROL FINANCING AUTH.
          Southern California Edison Co.
             Pollution Control Refunding Revenue Bonds, Series 1985A        2.00%       03/01/06               500               495
             Pollution Control Refunding Revenue Bonds, Series 1985C        2.00%       03/01/06             7,000             6,936
             Pollution Control Refunding Revenue Bonds, Series 1986C        2.00%       03/01/06             2,400             2,378
          CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH.
          Kaiser Permanente
             Revenue Bonds, Series 2001A                                    2.55%       01/04/07             8,500             8,423
          LONG BEACH AQUARIUM OF THE PACIFIC
     @       Revenue Bonds, Series 1995A                                    6.10%       07/01/05             4,500             4,602
             Revenue Bonds, Series 1995A                                    6.13%       07/01/05            10,000            10,226
     +    ORANGE COUNTY LOCAL TRANSPORTATION AUTH.
             Sales Tax Revenue Commercial Paper Notes                       2.40%       06/08/05             5,000             5,000
     +    SANTA CLARA VALLEY TRANSPORTATION AUTH.
             Measure A
             Sales Tax Revenue Bonds, Series 2003                           4.00%       10/02/06             3,000             3,044
                                                                                                                         -----------
                                                                                                                              45,563
       Colorado  0.8%

          CENTRAL COLORADO WATER CONSERVANCY DIST.
          Well Augmentation Subdistrict
             Limited Tax General Obligation Notes, Series 2005              3.88%       03/01/07               750               745
          COLORADO HEALTH FACILITIES AUTH.
          Evangelical Lutheran Good Samaritan Society
             Health Facilities Revenue Bonds, Series 2000                   6.00%       12/01/06             1,365             1,385
          E-470 PUBLIC HIGHWAY AUTH.
          Capital Improvement Trust Fund
             Highway Revenue Bonds                                          6.95%       08/31/05             1,000             1,041
                                                                                                                         -----------
                                                                                                                               3,171
       Connecticut  0.5%

          BRISTOL RESOURCE RECOVERY FACILITY OPERATING COMMITTEE
          Covanta Bristol
             Solid Waste Revenue Refunding Bonds, Series 2005               3.75%       07/01/06             2,035             2,051

       District of Columbia  1.2%

     +    DISTRICT OF COLUMBIA HOUSING FINANCE AGENCY
             Capital Program Revenue Bonds, 2005                            5.00%       07/01/08             1,000             1,058
     +    WASHINGTON DC METRO AREA TRANSIT AUTH.
             Gross Revenue Transit Bonds, Series 2003B                      4.00%       07/01/05             3,870             3,873
                                                                                                                         -----------
                                                                                                                               4,931
       Florida  1.0%

          ESCAMBIA COUNTY HEALTH FACILITIES AUTH.
          Ascension Health
             Revenue Bonds, Series 2003A                                    5.00%       11/15/07             1,500             1,572

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                          MATURITY       FACE AMOUNT          VALUE
          TYPE OF SECURITY, SERIES                                          RATE          DATE         ($ x 1,000)       ($ x 1,000)

          ORLANDO
             Capital Improvement Special Revenue Bonds, Series 2005B        5.00%       04/01/08             2,460             2,596
                                                                                                                         -----------
                                                                                                                               4,168

       Illinois  2.3%

     +    CHICAGO ILLINOIS TRANSIT AUTH.
             Capital Grant Receipts Revenue Bonds, Series 2003A             4.25%       06/01/08             2,015             2,041
          ILLINOIS FINANCE AUTH.
          Resurrection Health Care
             Revenue Bonds, Series 2005A                                    3.75%       07/01/09             2,000             2,001
          ILLINOIS HEALTH FACILITIES AUTH.
          Advocate Health Care Network
             Revenue Bonds, Series 2003B                                    2.30%       01/04/06             5,000             4,985
                                                                                                                         -----------
                                                                                                                               9,027
       Indiana  1.6%

          INDIANA HEALTH FACILITY FINANCING AUTH.
          Ascension Health Subordinate Credit Group
             Revenue Bonds, Series 2005 A-3                                 5.00%       05/01/08             6,000             6,296

       Kentucky  2.1%

          NORTHERN KENTUCKY WATER DISTRICT
             Revenue Bond Anticipation Notes, Series 2005                   3.25%       05/01/07             8,440             8,444

       Louisiana  0.3%

          CALCASIEU PARISH INDUSTRIAL DEVELOPMENT BOARD, INC.
          Occidental Petroleum Corp.
             Pollution Control Refunding Revenue Bonds, Series 2001         4.80%       12/01/06             1,000             1,024

       Massachusetts  10.7%

          DUXBURY
             Bond Anticipation Notes                                        3.25%       01/13/06             8,000             8,019
          FALLS RIVER
             Bond Anticipation Notes                                        3.00%       07/28/05            10,000             9,999
          LAWRENCE
             School Bond Anticipation Notes                                 3.25%       12/22/05             5,000             5,009
          MASSACHUSETTS
          Consolidated Loan of 1992
     +       General Obligation Bonds, Series D                             8.00%       05/01/06               965             1,009
             General Obligation Bonds, Series D                             6.00%       05/01/08             2,320             2,506
          MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTH.
          Caritas Christi Obligated Group
             Revenue Bonds, Series A                                        5.25%       07/01/07             5,960             6,149
          NEW BEDFORD
             Bond Anticipation Notes                                        3.00%       09/29/05            10,000            10,004
                                                                                                                         -----------
                                                                                                                              42,695

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                          MATURITY       FACE AMOUNT          VALUE
          TYPE OF SECURITY, SERIES                                          RATE          DATE         ($ x 1,000)       ($ x 1,000)

       Michigan  1.9%

     =    KENT HOSPITAL FINANCE AUTH.
          Spectrum Health
             Revenue Refunding Bonds, Series 2005B                          5.00%       07/15/11             5,000             5,407
          MICHIGAN STATE HOSPITAL FINANCE AUTH.
          Ascension Health
             Revenue Bonds, Series 1999B-4                                  5.38%       11/15/07             2,000             2,106
                                                                                                                         -----------
                                                                                                                               7,513
       New Hampshire  1.7%

          MERRIMACK COUNTY
             Tax Anticipation Notes, Series 2005                            3.35%       12/28/05             7,000             7,004

       New Jersey  8.1%

          HAMMONTON
             Bond Anticipation Notes                                        3.00%       01/12/06             5,000             5,001
          JERSEY CITY
             School Promissory Notes Series 2005A

                                                                            3.25%       02/24/06             6,000             6,019
     +    NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH.
                    St. Clare's Hospital
             Refunding Revenue Bonds, Series 2004B                          5.00%       07/01/08             2,085             2,208
     +    NEW JERSEY TRANSIT CORP.
             Capital Grant Anticipation Notes, Series 2000B                 5.75%       02/01/07             2,000             2,090
          NEW JERSEY TRANSPORTATION TRUST FUND AUTH.
             Transportation System Bonds, Series 2005B                      5.00%       12/15/07             4,870             5,106
     +       Transportation System Bonds, Series 2005C                      5.00%       06/15/08             7,985             8,437
          SPARTA TOWNSHIP
             Bond Anticipation Notes                                        3.00%       01/13/06             3,767             3,768
                                                                                                                         -----------
                                                                                                                              32,629

       New Mexico  2.5%

          FARMINGTON
          Public Service Co. of NM
             Pollution Control Refunding Revenue Bonds, Series 2003B        2.10%       04/01/06             5,000             4,945
     +    Southern California Edison Co.
             Pollution Control Refunding Revenue Bonds, Series 2005A        3.55%       04/01/10             4,850             4,891
                                                                                                                         -----------
                                                                                                                               9,836

       New York  7.6%

          BOARD OF COOPERATIVE EDUCATION SERVICES
          (Cattaraugus, Allegany, Erie & Wyoming Counties)
             Revenue Anticipation Notes, Series 2005                        3.50%       12/30/05             3,000             3,010
          EAST MEADOW UNION FREE SCHOOL DISTRICT
             Bond Anticipation Notes 2004                                   2.50%       08/17/05             7,000             6,991
          METROPOLITAN TRANSPORTATION AUTH.
          Commuter Facilities
             Service Contract Bonds, Series 1987-3                          7.38%       07/01/08             1,840             1,965

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                          MATURITY       FACE AMOUNT          VALUE
          TYPE OF SECURITY, SERIES                                          RATE          DATE         ($ x 1,000)       ($ x 1,000)
          NEW YORK STATE URBAN DEVELOPMENT CORP.
          State Personal Income Tax
             Revenue Bonds, Series 2004-A4                                  2.25%       03/15/06             2,045             2,031
     @       Revenue Bonds, Series 2004-A4                                  4.00%       03/15/07             1,000             1,018
          NEW YORK CITY
             General Obligation Bonds, Series 2002E                         5.00%       08/01/06             6,215             6,358
             General Obligation Bonds, Series 2005H                         5.00%       08/01/06             6,000             6,138
          NEW YORK STATE POWER AUTH.
             General Purpose Bonds, Series W                                6.50%       01/01/08             2,820             2,951
                                                                                                                         -----------
                                                                                                                              30,462
       Ohio  0.5%

          OHIO STATE WATER DEVELOPMENT AUTH.
          Ohio-Edison Co.
             Pollution Control Revenue Refunding Bonds, Series 1999A        3.35%       06/01/06             2,000             2,000

       Pennsylvania  3.1%

          PENNSYLVANIA HIGHER EDUCATIONAL FACILITIES AUTH.
          University of Pennsylvania Health Services
             Revenue Bonds, Series 1996A                                    5.75%       01/01/06             6,055             6,217
             Revenue Bonds, Series 2005A                                    4.00%       08/15/06             1,000             1,011
     +    SOUTHCENTRAL GENERAL AUTH.
             Guaranteed Revenue Bonds, Series of 2001                       4.50%       12/01/08             5,000             5,230
                                                                                                                         -----------
                                                                                                                              12,458
       Puerto Rico  0.5%

          PUERTO RICO
             Public Improvement Refunding Revenue Bonds, Series 2003C       5.00%       07/01/08             1,900             1,989

       South Carolina  0.3%

          RICHLAND COUNTY
          International Paper Co.
             Environmental Improvement Refunding Revenue Bonds,
                Series 2002A                                                4.25%       10/01/07             1,000             1,016

       Tennessee  1.3%

     +    METROPOLITAN GOV. OF NASHVILLE & DAVIDSON COUNTY HEALTH &
          EDUCATIONAL FACILITIES BOARD
          Vanderbilt University.
             Revenue Bonds, Series 2005B                                    5.00%       04/01/08             5,000             5,283

       Texas  7.4%

     +    BAXAR METROPOLITAN WATER DISTRICT
          Commercial Paper Notes                                            3.25%       06/14/05            10,000            10,000
     +    DALLAS
             Airport System Revenue Bonds, Series 2001                      5.00%       04/01/07             6,000             6,212
          SPRING INDEPENDENT SCHOOL DISTRICT
    +~       Schoolhouse Bonds, Series 2005A                                5.00%       08/15/08             5,000             5,281
    +~       Unlimited Tax Schoolhouse Bonds, Series 2005A                  5.00%       08/15/06             3,000             3,074

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                          MATURITY       FACE AMOUNT          VALUE
          TYPE OF SECURITY, SERIES                                          RATE          DATE         ($ x 1,000)       ($ x 1,000)
    +     TEXAS MUNICIPAL POWER AUTH.
             Subordinate Lien Refunding Revenue Bonds, Series 2004A         6.00%       09/01/05             5,190             5,230
                                                                                                                         -----------
                                                                                                                              29,797
       Virginia  0.7%

          RUSSEL COUNTY
          Appalachian Power Co.
             Pollution Control Refunding Revenue Bonds, Series I            2.70%       11/01/06             3,000             2,981

       Washington 1.3%

          KING COUNTY
          Baseball Stadium
             Limited Tax General Obligation Bonds, Series 1997D             5.60%       12/01/09             5,000             5,408


       VARIABLE RATE OBLIGATIONS  27.7%
       -----------------------------------------------------------------------------------------------------------------------------

       Arizona  1.2%

   +~@    ARIZONA SCHOOL FACILITIES BOARD
          State School Trust
             Revenue Bonds, Series 2004A                                    3.00%       06/01/05             4,995             4,995

       California  0.6%

     ~    ORANGE COUNTY SANITATION DISTRICT
             Refunding COP, Series 2000B                                    2.93%       06/01/05             2,300             2,300

       Florida  4.3%

   +~@    FLORIDA DEPT. OF TRANSPORTATION
             Turnpike Revenue Bonds, Series 2000A                           3.00%       06/07/05            11,820            11,820
     +    GULF BREEZE FLORIDA
             Capital Funding Revenue Bonds, Series A, 1997                  5.39%       06/30/05             5,095             5,573
                                                                                                                         -----------
                                                                                                                              17,393

       Georgia  1.7%

    +@    COLUMBUS DEVELOPMENT AUTH.
          Foundation Properties
             Revenue Bonds, Series 2000                                     3.01%       06/07/05             3,845             3,845
          FULTON COUNTY DEVELOPMENT AUTH.
          General Motors Corp.
             Pollution Control Refunding Revenue Bonds, Series 1987         4.98%       06/07/05             2,825             2,825
                                                                                                                         -----------
                                                                                                                               6,670
       Illinois  2.5%

          ILLINOIS FINANCE AUTH.
          Resurrection Health Care
             Revenue Bonds, Series 2005D                                    3.20%       06/07/05            10,000            10,000

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                          MATURITY       FACE AMOUNT          VALUE
          TYPE OF SECURITY, SERIES                                          RATE          DATE         ($ x 1,000)       ($ x 1,000)
       Louisiana  1.8%

    +@    LOUISIANA PUBLIC FACILITY AUTH
          Tiger Athletic Foundation
             Revenue Bonds, Series 2004                                     3.06%       06/07/05             7,200             7,200

       New Jersey  1.3%

    ~@    NEW JERSEY
             Tax & Revenue Anticipation Notes, Series 2005A                 3.22%       06/07/05             5,000             5,000

       New York  2.1%

     +    LONG ISLAND POWER AUTH.
          Electric System
             Subordinated Revenue Bonds, Series 2001 3-B                    2.94%       06/01/05             2,900             2,900
    +~    NEW YORK CITY MUNICIPAL WATER FINANCE AUTH.
             Water & Sewer System Revenue Bonds, Series 1994G               2.94%       06/01/05             5,600             5,600
                                                                                                                         -----------
                                                                                                                               8,500
       North Carolina  5.2%

     +    NORTH CAROLINA MEDICAL CARE COMMISSION
          Wake Forest Univ. Health Sciences
             Health Care Facilities Revenue Bonds, Series 2002B             2.90%       06/07/05            20,800            20,800

       Ohio  1.4%

    +@ CUYAHOGA COUNTY
       Hathaway Brown School
          Economic Development Revenue Bonds, Series 1999                   2.98%       06/07/05               630               630

     @ OHIO AIR QUALITY DEVELOPMENT AUTH.
       Cincinnati Gas & Electric Co.
             Air Quality Development Revenue Refunding
                Bonds, Series 1995A                                         3.12%       06/07/05             5,100             5,100
                                                                                                                         -----------
                                                                                                                               5,730
       Pennsylvania  2.1%

          ALLEGHANY COUNTY HOSPITAL DEVELOPMENT AUTH.
          Univ. of Pittsburgh Medical Center
             Revenue Bonds, Series 2004B-2                                  3.08%       06/07/05             8,475             8,475

       Puerto Rico  0.3%

    +~    PUERTO RICO
          Public Improvement Bond, Series 2001A                             2.99%       06/07/05             1,000             1,000

       Texas  3.2%

    +@    AMARILLO HEALTH FACILITY CORP.
          Evangelical Lutheran Good Samaritan Society
             Health Facilities Revenue Refunding Bonds, Series 1997         3.01%       06/07/05             3,155             3,155
   +~@    Austin
             Water & Wastewater Revenue Refunding Bonds, Series
             2001A & B, 144A                                                3.00%       06/07/05             5,200             5,200

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                          MATURITY       FACE AMOUNT          VALUE
          TYPE OF SECURITY, SERIES                                          RATE          DATE         ($ x 1,000)       ($ x 1,000)
     @    BRAZOS RIVER HARBOR NAVIGATION DISTRICT
          Dow Chemical Co.
             Environmental Facilities Revenue Bonds, Series 2002B-1         3.08%       06/30/05             3,500             3,500

          TRINITY RIVER AUTH.
          General Motors Corp.
             Pollution Control Revenue Refunding Bonds, Series 1987         5.00%       06/07/05             1,100             1,100
                                                                                                                         -----------
                                                                                                                              12,955

       SECURITY AND NUMBER OF SHARES

       OTHER INVESTMENT COMPANIES  0.0% of net assets

          PROVIDENT INSTITUTIONAL FUNDS - MUNI FUND PORTFOLIO  83,256                                                             83

END OF INVESTMENTS.

At 05/31/05, the tax basis cost of the fund's investments was $404,954, and the unrealized gains and losses were $179 and ($999), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A securities worth $5,200 or 1.3% of the fund's total net assets.

In addition to the above, the fund held the following at 05/31/05. All numbers are x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                                                               Number of            Contract            Unrealized
                                                                               Contracts              Value           Gains/(Losses)

2 Year, Long U.S.  Treasury Note, expires 09/30/05                                   180              37,389                    --*


5 Year, Long U.S. Treasury Note, expires 09/21/05                                     60               6,526                  (468)
                                                                                                                      -------------
                                                                                                                              (468)

* Amounts stated as "--" are less then $1.

SCHWAB INVESTMENTS
SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2005, unaudited

The following are the portfolio holdings at 05/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

+ Credit-enhanced security

~ Liquidity-enhanced security

= Delayed-delivery security

@ Collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                       COST              VALUE
HOLDINGS BY CATEGORY                                 ($X1,000)         ($X1,000)
--------------------------------------------------------------------------------
101.7%     MUNICIPAL BONDS                             142,489          144,496
  0.6%     OTHER INVESTMENT COMPANIES                      775              775
--------------------------------------------------------------------------------
102.3%     TOTAL INVESTMENTS                           143,264          145,271
(2.3)%     OTHER ASSETS AND LIABILITIES                                  (3,218)
--------------------------------------------------------------------------------
100.0%     NET ASSETS                                                   142,053

       ISSUER
       PROJECT                                                                                MATURITY    FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                                    RATE      DATE      ($ x 1,000)    ($ x 1,000)
       MUNICIPAL BONDS  101.7% OF NET ASSETS

       FIXED-RATE OBLIGATIONS  99.8%
       -----------------------------------------------------------------------------------------------------------------------------

       Arizona  5.5%

    +@   ARIZONA
             Refunding COP, Series 2002B                                              5.00%   09/01/07          5,000          5,227
         CATALINA FOOTHILLS UNIFIED SCHOOL DISTRICT NO.16
     +       General Obligation Refunding Bonds, Series 2004                          4.25%   07/01/06          1,235          1,254
     +       General Obligation Refunding Bonds, Series 2004                          5.00%   07/01/07          1,315          1,372
                                                                                                                         -----------
                                                                                                                               7,853
       California  8.6%

         ALAMEDA PUBLIC FINANCING AUTH.
         1997 Refinancing
             Revenue Bonds, Series 1999                                               4.95%   09/02/07          2,065          2,112
         CALIFORNIA DEPARTMENT OF WATER RESOURCES
             Power Supply Revenue Bonds, Series 2002A                                 5.50%   05/01/10          1,000          1,097
     +   CALIFORNIA STATE PUBLIC WORKS BOARD
         Department of Corrections
             Lease Revenue Refunding Bonds, Series 2004D                              5.00%   12/01/09          5,500          5,942

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                                MATURITY    FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                                    RATE      DATE      ($ x 1,000)    ($ x 1,000)
         CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH.
         Kaiser Permanente
             Revenue Bonds, Series 2002D                                              4.35%   03/01/07          3,000          3,060
                                                                                                                         -----------
                                                                                                                              12,211
       Colorado  1.4%

     +   ADAMS COUNTY, SCHOOL DISTRICT NO.50
             General Obligation Refunding Bonds, Series 2004                          4.00%   12/01/07          2,000          2,056

       Connecticut  0.7%

     +   CONNECTICUT
             General Obligation Refunding Bonds, Series 2004B                         4.00%   12/01/09          1,000          1,041

       District of Columbia  2.9%

    +@   WASHINGTON D.C. CONVENTION CENTER AUTH.
             Dedicated Tax Senior Lien Revenue Bonds, Series 1998                     5.00%   10/01/06          4,000          4,108

       Florida  2.4%

     +   MIAMI-DADE COUNTY
         Miami International Airport
             Aviation Revenue Refunding Bonds, Series 2004C                           2.00%   10/01/05          3,450          3,435

       Georgia  4.9%

     +   ATLANTA
             Airport General Revenue Refunding Bonds, Series 2003RF-A                 5.00%   01/01/10          3,660          3,933
         GEORGIA
             General Obligation Bonds, Series 2000D                                   6.00%   10/01/07          2,865          3,069
                                                                                                                         -----------
                                                                                                                               7,002
       Indiana  1.6%

     +   LAKE COUNTY
         First Mortgage Lease
             Revenue Bonds, Series 2000                                               5.25%   08/01/09          2,040          2,212

       Kentucky  2.7%

         KENTUCKY PROPERTY & BUILDING COMMISSION
             Revenue Bonds Project No.71                                              5.50%   08/01/09          3,500          3,835
                                                                                                                         -----------
                                                                                                                               3,835
       Louisiana  1.1%

     +   NEW ORLEANS
             Refunding COP, Series 1998B                                              4.50%   12/01/05          1,600          1,608

       Massachusetts  3.5%

         MASSACHUSETTS
             General Obligation Refunding Bonds, Series 2001A                         5.50%   01/01/11          2,500          2,785

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                                MATURITY    FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                                    RATE      DATE      ($ x 1,000)    ($ x 1,000)
     +       Special Obligation Revenue Bonds Consolidated Loan,
               Series 2002A                                                           5.00%   06/01/10          2,000          2,173
                                                                                                                         -----------
                                                                                                                               4,958
       Michigan  3.7%

     +   DETROIT
             Capital Improvement Bonds, Series 2002A                                  5.00%   04/01/07          1,000          1,038
     +   WAYNE COUNTY
             Airport Refunding Revenue Bonds, Series 2002D                            5.00%   12/01/10          3,900          4,164
                                                                                                                         -----------
                                                                                                                               5,202
       Missouri  1.5%

     +   ST. LOUIS MUNICIPAL FINANCE CORP.
             Leasehold Refunding Revenue Bonds, Series 2003                           5.25%   07/15/10          2,000          2,196

       Nevada  1.2%

     +   HENDERSON
         Seven Hills
             Senior Limited Obligation Refunding Bonds, Series 2001A                  4.63%   08/01/11          1,535          1,648

       New Jersey  3.6%

     +   MERCER COUNTY
         Regional Sludge Project
             Refunding Revenue Bonds, Series 2003                                     5.00%   12/15/09          1,300          1,405
     +   NEW JERSEY TRANSIT CORP.
             COP Federal Transit Administration Grants, Series 2000B                  5.50%   09/15/07          3,500          3,692
                                                                                                                         -----------
                                                                                                                               5,097
       New Mexico  1.0%

         FARMINGTON
             Pollution Control Refunding Revenue Bonds, Series 2003A                  2.10%   04/01/06          1,500          1,483

       New York  9.9%

     +   FRANKLIN COUNTY
             General Obligation Public Improvement Bonds, Series 1998                 4.25%   11/01/06            715            730
         NEW YORK CITY
             General Obligation Bonds Fiscal 1999 Series H                            4.75%   03/15/07          1,705          1,757
             General Obligation Bonds Fiscal 2003 Series J                            5.00%   06/01/09          2,080          2,218
             General Obligation Bonds, Fiscal 2003 Series A                           5.25%   08/01/09          1,825          1,968
             General Obligation Bonds, Fiscal 2003 Series B                           5.25%   08/01/09          1,000          1,078
         Refunded
             General Obligation Bonds Fiscal 1999 Series H                            4.75%   03/15/07          1,295          1,338
             General Obligation Bonds Fiscal 2003 Series J                            5.00%   06/01/09            420            452
     +   NEW YORK STATE THRUWAY AUTH.
         Second General Highway & Bridge
             Trust Fund Bonds, Series 2003A                                           5.25%   04/01/12          4,000          4,478
                                                                                                                         -----------
                                                                                                                              14,019

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                                MATURITY    FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                                    RATE      DATE      ($ x 1,000)    ($ x 1,000)
       North Carolina  8.2%

         CHARLOTTE
             Equipment Acquisition Bonds, Series 2004C                                4.00%   03/01/07          4,540          4,629
     +   DURHAM COUNTY
             Enterprise System Revenue Bonds,  Series 2002                            5.00%   06/01/09          1,495          1,610
         NORTH CAROLINA MUNICIPAL POWER AGENCY
         Catawaba Electric
     +       Revenue Bonds, Series 1995A                                              5.10%   01/01/07          2,000          2,067
    +@       Revenue Bonds, Series 1999A                                              5.75%   01/01/09          3,000          3,279
                                                                                                                         -----------
                                                                                                                              11,585
       Ohio  4.9%

         OHIO
             Higher Education Capital Facilities Bonds, Series II-2001A               5.50%   12/01/08          3,000          3,250
         Administative Building Fund Projects
             State Facilities Bonds, Series 1998A                                     5.13%   10/01/06          3,580          3,686
                                                                                                                         -----------
                                                                                                                               6,936
       Oregon  2.0%

     +   OREGON
         Department of Administrative Services
             Refunding COP, Series 2002C                                              5.00%   11/01/07          2,705          2,840

       Pennsylvania  3.9%

     +   PENNSYLVANIA INDUSTRIAL DEVELOPMENT AUTH.
             Economic Development Revenue Bonds, Series 1994                          7.00%   07/01/07          1,000          1,082
     +   PHILADELPHIA
             Water & Wastewater Refunding Revenue Bonds, Series 2001B                 5.50%   11/01/11          4,000          4,517
                                                                                                                         -----------
                                                                                                                               5,599
       Puerto Rico  1.5%

     +   PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH.
             Transportation Refunding Revenue Bonds, Series 2003H                     5.00%   07/01/35          2,000          2,165

       South Carolina  2.2%

    +@   CHARLESTON COUNTY
         Care Alliance Health Services
             Revenue Bonds, Series 1999A                                              4.25%   08/15/07          3,000          3,086

       Texas  7.9%

     +   DALLAS WATER & SEWER UTILITIES
             Refunding & Improvement Revenue Bonds, Series 2003                       5.00%   10/01/10          5,000          5,422
     +   DENTON UTILITY SYSTEM
             Refunding & Improvement Revenue Bonds, Series 2001                       5.00%   12/01/12          2,030          2,190
         FORT WORTH
             General Purpose Improvement & Refunding Bonds, Series 2001               5.00%   03/01/10          1,090          1,177

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                                MATURITY    FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                                    RATE      DATE      ($ x 1,000)    ($ x 1,000)
     + HOUSTON PORT AUTH.
             Port Improvement General Obligation Bonds, Series 2001B                  5.25%   10/01/10          2,205          2,399
                                                                                                                         -----------
                                                                                                                              11,188
       Washington  10.4%

    +=   NORTH KITSAP SCHOOL DISTRICT NO. 400
             Unlimited Tax General Obligation Refunding Bonds, Series 2005            5.13%   12/01/16          4,650          5,195
     +   PORT OF SEATTLE
         Passenger Facility Charge
             Revenue Bonds, Series 1998B                                              5.00%   12/01/07          1,395          1,452
     +   SNOHOMISH COUNTY
             Refunding Limited General Obligation Bonds                               4.50%   12/01/12          1,920          2,025
     +   WASHINGTON
         Department of Ecology State Office Building Project
             Refunding COP, Series 2001                                               4.75%   04/01/12          1,710          1,813
     +   WASHINGTON  PUBLIC POWER SUPPLY SYSTEM
         Nuclear Project No. 2
             Refunding Revenue Bonds, Series 1993A                                    5.70%   07/01/08          4,000          4,321
                                                                                                                         -----------
                                                                                                                              14,806
       Wisconsin  2.6%

     +   WISCONSIN
             Master Lease COP, Series 2002D                                           5.00%   09/01/07          2,500          2,613
         WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTH.
         Carroll College
             Revenue Bonds, Series 1998                                               4.80%   10/01/06          1,000          1,014
                                                                                                                         -----------
                                                                                                                               3,627
       VARIABLE RATE OBLIGATIONS  1.9%
       -----------------------------------------------------------------------------------------------------------------------------

       Georgia  1.0%

         FULTON COUNTY DEVELOPMENT AUTH.
         General Motors Corp.
             Pollution Control Refunding Revenue Bonds, Series 1987                   4.98%   06/07/05          1,400          1,400

       New York  0.9%

     +   LONG ISLAND POWER AUTH.
         Electric System
             Subordinated Revenue Bonds, Series 2001 3-B                              2.94%   06/01/05            200            200
    +~   NEW YORK CITY MUNICIPAL WATER FINANCE AUTH.
             Water & Sewer System, Revenue Bonds, Series 1994G                        2.94%   06/01/05          1,100          1,100
                                                                                                                         -----------
                                                                                                                               1,300

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

                                                                                                                           VALUE
       SECURITY AND NUMBER OF SHARES                                                                                    ($ x 1,000)
       OTHER INVESTMENT COMPANIES  0.6% of net assets

         PROVIDENT INSTITUTIONAL FUNDS - MUNI FUND PORTFOLIO    775,285                                                         775

END OF INVESTMENTS.

At 05/31/05, the tax basis cost of the fund's investments was $143,264, and the unrealized gains and losses were $2,731 and ($724), respectively.

SCHWAB INVESTMENTS
SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS  As of May 31, 2005, unaudited

The following are the portfolio holdings at 05/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbol below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

= Delayed-delivery security

@ Collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                   ($X1,000)       ($X1,000)
--------------------------------------------------------------------------------
 100.8%  MUNICIPAL BONDS                                  85,404         91,072
   0.4%  OTHER INVESTMENT COMPANIES                          358            358
--------------------------------------------------------------------------------
 101.2%  TOTAL INVESTMENTS                                85,762         91,430
 (1.2)%  OTHER ASSETS AND LIABILITIES                                    (1,058)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                      90,372

       ISSUER
       PROJECT                                                                              MATURITY      FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                              RATE          DATE        ($ x 1,000)    ($ x 1,000)
       MUNICIPAL BONDS  100.8% of net assets

       FIXED-RATE OBLIGATIONS  93.2%
      ------------------------------------------------------------------------------------------------------------------------------

       California  7.2%

         CALIFORNIA
            Various Purpose General Obligation Bonds                            5.25%       11/01/17            2,000          2,224
         CALIFORNIA DEPT. OF WATER RESOURCES
            Power Supply Revenue Bonds, Series 2002A                            5.88%       05/01/16            2,000          2,282
     +   NATOMAS UNION SCHOOL DISTRICT
            COP, Series B                                                       5.00%       02/01/35            1,865          2,000
                                                                                                                         -----------
                                                                                                                               6,506
       Colorado  3.8%

     +   COLORADO DEPT. OF TRANSPORTATION
            Transportation Revenue Anticipation Notes, Series
              2002B                                                             5.50%       06/15/15            2,000          2,312
     +   DENVER CITY & COUNTY
         Airport System
            Revenue Refunding Bonds, Series 2002E                               5.50%       11/15/15            1,000          1,098
                                                                                                                         -----------
                                                                                                                               3,410

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                              MATURITY      FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                              RATE          DATE        ($ x 1,000)    ($ x 1,000)
       District of Columbia  2.5%

     +   DISTRICT OF COLUMBIA
            COP, Series 2003                                                    5.50%       01/01/17            2,000          2,255

       Florida  3.1%

     +   ESCAMBIA COUNTY HEALTH FACILITIES AUTH.
         Ascension Health
            Revenue Bonds, Series 1999A-2                                       5.75%       11/15/09            2,500          2,789

       Georgia  1.4%

     +   FULTON COUNTY DEVELOPMENT AUTH.
         TUFF Morehouse
            Revenue Bonds, Series 2002A                                         5.50%       02/01/22            1,180          1,307

       Hawaii  1.9%

     +   HAWAII
            General Obligation Bonds, Series 1999CT                             5.88%       09/01/09            1,500          1,683

       Indiana  1.2%

     +   MARION COUNTY CONVENTION & RECREATIONAL FACILITIES AUTH.
            Excise Taxes Lease  Revenue Refunding Senior Bonds,
             Series 2001A                                                       5.00%       06/01/21            1,000          1,052

       Kentucky  1.2%

     +   JEFFERSON COUNTY
         University Medical Center
            Health Facilities Revenue Bonds, Series 1997                        5.25%       07/01/22            1,000          1,046

       Maryland  0.3%

         MARYLAND HOUSING & COMMUNITY DEVELOPMENT DEPT.
            Housing Revenue Bonds, Series 1996A                                 5.88%       07/01/16              250            260

       Michigan  5.7%

         DELTA COUNTY ECONOMIC DEVELOPMENT CORP.
         MeadWestvaco
            Environmental Improvement Revenue Refunding Bonds,
              Series 2002                                                       6.25%       04/15/27            1,000          1,176
     +   DETROIT
         Water Supply System
            Revenue Refunding Senior Lien Bonds, Series 2003C                   5.25%       07/01/16            2,620          2,915
     +   WAYNE COUNTY MICHIGAN COMMUNITY COLLEGE
            Improvement Bonds, Series 1999                                      5.50%       07/01/19            1,000          1,090
                                                                                                                         -----------
                                                                                                                               5,181
       Mississippi  4.9%

    +@   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTH.
         Mississippi Baptist Medical Center
            Revenue Refunding Bonds, Series 1995                                6.00%       05/01/13            2,150          2,204
     +   WALNUT GROVE CORRECTIONAL AUTH.
            COP, Series 1999                                                    6.00%       11/01/19            2,000          2,271
                                                                                                                         -----------
                                                                                                                               4,475

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                              MATURITY      FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                              RATE          DATE        ($ x 1,000)    ($ x 1,000)
       Nevada  5.0%

     +   NEVADA
         Motor Vehicle Fuel Tax
            Highway Improvement Revenue Bonds, Series 2004                      5.50%       12/01/18            2,000          2,279
     +   NEVADA STATE DEPARTMENT OF BUSINESS & INDUSTRY
         Las Vegas Monorail
            First Tier Revenue Bonds, Series 2000                               5.63%       01/01/32            2,000          2,198
                                                                                                                         -----------
                                                                                                                               4,477
       New York  5.4%

     +   METROPOLITAN TRANSPORTATION AUTH.
            Transportation Revenue Refunding Bonds, Series 2002A                5.50%       11/15/18            2,000          2,255
         NEW YORK CITY
            General Obligation Bonds Fiscal 2002, Series 2005B                  5.25%       08/01/15            1,000          1,106
            General Obligation Bonds Fiscal 2005, Series 2002G                  5.75%       08/01/16            1,325          1,492
                                                                                                                         -----------
                                                                                                                               4,853
       Oregon  4.2%

     +   COLUMBIA RIVER PEOPLES UTILITY DISTRICT
            Electric System Revenue Obligations, Series 2000B                   5.50%       12/01/19            1,180          1,300
     +   MORROW COUNTY SCHOOL DISTRICT
            General Obligation Bonds, Series 2001                               5.63%       06/15/16            2,235          2,534
                                                                                                                         -----------
                                                                                                                               3,834
       Pennsylvania  4.0%

         PENNSYLVANIA STATE HIGHER EDUCATION FACILITIES AUTH.
         University of Pennsylvania Health Services
            Revenue Bonds, Series 1996A                                         5.75%       01/01/17            2,000          2,053
     +   SENECA VALLEY UNIFIED SCHOOL DISTRICT
            General Obligation Refunding Bonds, Series 1998AA                   5.15%       02/15/20            1,500          1,569
                                                                                                                         -----------
                                                                                                                               3,622
       Rhode Island  0.0%

     @   RHODE ISLAND HOUSING & MORTGAGE FINANCE CORP.
            Homeownership Opportunity Bonds, Series 10A                         6.50%       10/01/22               20             20

       Texas  18.5%

    +@   AUSTIN COMBINED UTILITIES
            Revenue Refunding Bonds, Series 1997                                5.13%       11/15/16            3,000          3,131
     +   BRAZOS RIVER AUTH.
         Houston Industries
            Revenue Refunding Bonds, Series 1998A                               5.13%       05/01/19            1,750          1,842
         CONROE INDEPENDENT SCHOOL DISTRICT
     +      Unlimited Tax Schoolhouse & Refunding Bonds, Series
              1997                                                              5.25%       02/15/21              765            793
         Refunded
            Unlimited Tax Schoolhouse & Refunding Bonds, Series
              1997                                                              5.25%       02/15/07              235            244
     +   DALLAS FORT WORTH INTERNATIONAL AIRPORT
            Joint Revenue Bonds, Series 2000A                                   6.00%       11/01/24            3,500          3,828

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                              MATURITY      FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                              RATE          DATE        ($ x 1,000)    ($ x 1,000)
         HARRIS COUNTY
            Permanent Improvement Refunding Bonds, Series 2004A                 5.00%       10/01/18            1,885          2,054
     +   HARRIS COUNTY HOSPITAL DISTRICT
            Revenue Refunding Bonds, Series 2000                                6.00%       02/15/16            1,000          1,127
     +   NORTH TEXAS TOLLWAY AUTH.
            Revenue Refunding Bonds, Series 2003C                               5.00%       07/01/08            2,000          2,111
     +   TEXAS PUBLIC FINANCE AUTH.
         Texas Southern University
            Revenue Refunding Bonds, Series 1998A-1                             4.75%       11/01/17            1,545          1,598
                                                                                                                         -----------
                                                                                                                              16,728
       Vermont  2.5%

     +  VERMONT EDUCATION AND HEALTH BUILDINGS FINANCING AGENCY
         Fletcher Allen Health Care
            Hospital Revenue Bonds, Series 2000A                                6.00%       12/01/23            2,000          2,257

       Washington  20.4%

     +   CLARK COUNTY SCHOOL DISTRICT
            Unlimited Tax General Obligation Bonds, Series 1999                 5.50%       12/01/17            3,000          3,299
         KENT SCHOOL DISTRICT NO. 415
            Unlimited Tax General Obligation Refunding Bonds,
              Series 1993A                                                      5.55%       12/01/11              500            561
         KING COUNTY
            Limited Tax General Obligation Bonds, Series 1997D                  5.75%       12/01/11            3,500          3,802
     +   King Street Center
            Lease Revenue Bonds, Series 1997                                    5.13%       06/01/17            1,000          1,044
    +=   NORTH KITSAP SCHOOL DISTRICT NO. 400
            Unlimited Tax General Obligation Refunding Bonds,
              Series 2005                                                       5.13%       12/01/18            1,850          2,045
     +   OCEAN SHORES
            Water and Sewer Revenue Bonds, Series 2001                          5.50%       12/01/21            2,000          2,253
         WASHINGTON STATE HEALTH CARE FACILITIES AUTH.
     +   Catholic Health Initiatives
            Revenue Bonds, Series  2000A                                        6.00%       12/01/20            3,000          3,363
     +   Swedish Health System
            Revenue Bonds, Series 1998                                          5.13%       11/15/18            2,000          2,110
                                                                                                                         -----------
                                                                                                                              18,477
       VARIABLE RATE OBLIGATIONS  7.6%
       -----------------------------------------------------------------------------------------------------------------------------

       Alaska  0.5%

         VALDEZ
         Exxon Pipeline Co.
            Marine Terminal Revenue Refunding Bonds, Series 1993A               2.87%       06/01/05              450            450

       California  3.6%

     +   CALIFORNIA
            Economic Recovery Bonds, Series 2004C-6                             2.93%       06/01/05              600            600
     +   CALIFORNIA DEPT. OF WATER RESOURCES
            Power Supply Revenue Bonds, Series 2002B-2                          3.05%       06/01/05              700            700
     +   IRVINE ASSESSMENT DISTRICT #93-14
            Limited Obligation Improvement Bonds, Series 2000                   2.89%       06/01/05              265            265
         ORANGE COUNTY SANITATION DISTRICT
     ~      Refunding COP, Series 2000A                                         2.93%       06/01/05              300            300
     ~      Refunding COP, Series 2000B                                         2.93%       06/01/05              775            775

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

       ISSUER
       PROJECT                                                                              MATURITY      FACE AMOUNT       VALUE
          TYPE OF SECURITY, SERIES                                              RATE          DATE        ($ x 1,000)    ($ x 1,000)
     ~   SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
            Water Revenue Bonds 2000 Authorization, Series B-1                  2.93%       06/01/05              600            600
                                                                                                                         -----------
                                                                                                                               3,240
       Illinois  0.9%

         NAPERVILLE
         General Motors Corp.
            Industrial Development Revenue Refunding Bonds,
              Series 1992                                                       4.98%       06/07/05              800            800

       Mississippi  0.2%

         JACKSON COUNTY
         Chevron USA
            Pollution Control Revenue Refunding Bonds, Series
              1993                                                              2.97%       06/01/05              150            150

       New York  1.5%

     +   LONG ISLAND POWER AUTH.
         Electric System
            Subordinated Revenue Bonds, Series 2001 3-B                         2.94%       06/01/05              500            500
    +~   NEW YORK CITY
            General Obligation Bonds, Fiscal 2002 Series A-6                    2.94%       06/01/05              100            100
    +~   NEW YORK CITY MUNICIPAL WATER FINANCE AUTH.
            Water & Sewer System, Revenue Bonds, Series 1994G                   2.94%       06/01/05              800            800
                                                                                                                         -----------
                                                                                                                               1,400
       Wyoming  0.9%

         UINTA COUNTY
         Chevron USA
            Pollution Control Refunding Revenue Bonds, Series
              1993                                                              2.97%       06/01/05              800            800

       SECURITY AND NUMBER OF SHARES
       OTHER INVESTMENT COMPANIES  0.4% of net assets

         PROVIDENT INSTITUTIONAL FUNDS - MUNI FUND PORTFOLIO  357,523                                                            358

END OF INVESTMENTS.

At 05/31/05, the tax basis cost of the fund's investments was $85,762, and the unrealized gains and losses were $5,699 and ($31), respectively.

SCHWAB FUNDS
SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)


PORTFOLIO HOLDINGS As of May 31, 2005, unaudited

The following are the portfolio holdings at 05/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

+ Credit-enhanced security

~ Liquidity-enhanced security

@ All or a portion of this security is held as collateral for futures contracts

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($X1,000)    ($X1,000)
--------------------------------------------------------------------------------
 99.0%  MUNICIPAL BONDS                                     462,221      460,728
  0.1%  OTHER INVESTMENT
        COMPANIES                                               619          619
--------------------------------------------------------------------------------
 99.1%  TOTAL INVESTMENTS                                   462,840      461,347
  0.9%  OTHER ASSETS AND
        LIABILITIES                                                        4,229
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       465,576

      ISSUER
      PROJECT                                                                                     MATURITY  FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                          RATE     DATE    ($ x 1,000)  ($ x 1,000)
      MUNICIPAL BONDS  99.0% of net assets

      FIXED-RATE OBLIGATIONS  69.7%
      ------------------------------------------------------------------------------------------------------------------------------

      California  65.2%

   +@    ALAMEDA COUNTY
         Santa Rita Jail
            Refunding COP,  Series 1993                                                    5.38%  06/01/09        5,000        5,236
         CALIFORNIA
            Economic Recovery Bonds, Series 2004A                                          4.50%  01/01/07        4,285        4,397
            Economic Recovery Bonds, Series 2004B                                          3.00%  07/01/07        1,000        1,001
            Economic Recovery Bonds, Series 2004A                                          5.00%  07/01/07        8,500        8,862
            Economic Recovery Bonds, Series 2004A                                          5.00%  01/01/08        5,000        5,250
    @       Economic Recovery Bonds, Series 2004A                                          5.00%  07/01/08       22,145       23,457
    @       Economic Recovery Bonds, Series 2004B-4                                        5.00%  07/01/08       19,500       20,597
            General Obligation Bonds, Series 2001                                          4.00%  11/01/05        1,000        1,005
    ~       General Obligation Commercial Paper                                            2.75%  06/07/05        7,866        7,866
    ~       General Obligation Commercial Paper                                            2.85%  07/08/05        4,914        4,914
    ~       General Obligation Commercial Paper                                            2.80%  07/14/05       10,000       10,000
    +       Various Purpose General Obligation Bonds                                       8.00%  11/01/07        4,100        4,374
         CALIFORNIA DEPT. OF WATER RESOURCES
            Power Supply Revenue Bonds, Series 2002A                                       5.50%  05/01/07        1,325        1,385
            Power Supply Revenue Bonds, Series 2002A                                       5.50%  05/01/08        8,125        8,661
         CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
         J. David Gladstone Institutes
            Revenue Bonds, Series 2001                                                     4.00%  10/01/06        2,015        2,044

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

         Revenue Bonds, Series 2001                                                        4.00%  10/01/07        2,000        2,041

      ISSUER
      PROJECT                                                                                     MATURITY  FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                          RATE     DATE    ($ x 1,000)  ($ x 1,000)
        CALIFORNIA POLLUTION CONTROL FINANCING AUTH.
        Southern California Edison Co.
           Pollution Control Refunding Revenue Bonds, Series 1985A                         2.00%  03/01/06        1,200        1,189
           Pollution Control Refunding Revenue Bonds, Series 1985B                         2.00%  03/01/06        3,165        3,136
           Pollution Control Refunding Revenue Bonds, Series 1985C                         2.00%  03/01/06        5,500        5,450
           Pollution Control Refunding Revenue Bonds, Series 1986C                         2.00%  03/01/06        2,400        2,378
    +   CALIFORNIA PUBLIC WORKS BOARD
        Univ. of California
           Lease Revenue Bonds, Series 1997C                                               5.50%  09/01/08        5,185        5,570
           Lease Revenue Bonds, Series 2005A                                               5.00%  06/01/07        3,285        3,407
           Lease Revenue Bonds, Series 2005A                                               5.00%  06/01/08        4,515        4,751
           Lease Revenue Bonds, Series 2005A                                               5.00%  06/01/09        1,940        2,066
    +   Dept. of Corrections
           Lease Refunding Revenue Bonds, Series 2004D                                     4.50%  12/01/07        3,550        3,693
        CALIFORNIA STATE UNIV. CHANNEL ISLANDS FINANCING AUTH.
    +   Housing
           Revenue Bonds, 2004A                                                            2.50%  08/01/07       15,750       15,645
    +   Rental Housing & Town Center
           Revenue Bonds, Series 2004A                                                     2.50%  08/01/07       10,000        9,912
        CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH.
    +   Chadwick School
           Revenue Bonds, Series 2002                                                      2.25%  12/01/06        8,000        8,000
        Daughters of Charity
           Revenue Bonds, Series 2005F                                                     5.00%  07/01/08        1,240        1,300
           Revenue Bonds, Series 2005F                                                     5.00%  07/01/09        2,330        2,471
           Revenue Bonds, Series 2005F                                                     5.00%  07/01/10        2,455        2,619
           Revenue Bonds, Series 2005G                                                     5.25%  07/01/11        1,000        1,084
        Huntington Memorial Hospital
           Revenue Bonds, Series 2005                                                      5.00%  07/01/06        3,300        3,371
           Revenue Bonds, Series 2005                                                      5.00%  07/01/09        3,250        3,466
        Kaiser Permanente
           Revenue Bonds, Series 2001A                                                     2.55%  01/04/07        7,000        6,937
           Revenue Bonds, Series 2002D                                                     4.35%  03/01/07        2,500        2,550
           Revenue Bonds, Series 2004G                                                     2.30%  05/01/07        2,750        2,707
           Revenue Bonds, Series 2004H                                                     2.63%  05/01/08        1,345        1,322
    +   Vehicle License Fee
           Revenue Anticipation Notes, Series 2005B-1                                      4.00%  11/15/06        3,500        3,563
    ~   EAST BAY MUNICIPAL UTILITY DISTRICT
           Water System Commercial Paper                                                   2.75%  06/08/05       10,000       10,000
        LOS ANGELES CONVENTION & EXHIBITION CENTER AUTH.
           COP, Series 1985                                                                9.00%  12/01/05        6,270        6,464
    +   LOS ANGELES COUNTY CAPITAL ASSET LEASING CORP.
           Lease Revenue Commercial Paper                                                  2.38%  06/08/05        5,000        5,000
    +   LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTH.
           Second Subordinate Sales Tax Revenue Commercial Paper, Series A                 2.75%  06/10/05       10,000       10,000
        LOS ANGELES COUNTY PUBLIC WORKS FINANCING AUTH.
    +      Lease Refunding Revenue Bonds, Series 2005A                                     4.00%  12/01/06       10,000       10,186
    +      Lease Refunding Revenue Bonds, Series 2005A                                     5.00%  12/01/08        1,000        1,070
   +~   LOS ANGELES UNIFIED SCHOOL DISTRICT
           Refunding COP, Series 2005C                                                     4.00%  10/01/25        3,000        3,045
    +   MODESTA IRRIGATION DISTRICT FINANCING AUTH.
           Refunding Revenue Bonds, Series A                                               6.00%  10/01/15        7,000        7,423
        SAN BERNARDINO COUNTY
        Medical Center
           COP, Series 1995                                                                6.50%  08/01/05        2,540        2,607
    +   SANTA CLARA
           Insurance Funding Bonds, Series 1987                                            3.00%  04/01/08        5,000        5,011

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                                     MATURITY  FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                          RATE     DATE    ($ x 1,000)  ($ x 1,000)
        SANTA CLARA COUNTY FINANCING AUTH.
        Measure B
           Special Obligation Bonds, Series 2003                                           4.00%  08/01/05        9,605        9,622
    +      Special Obligation Bonds, Series 2003                                           4.00%  08/01/06        3,000        3,037
        SANTA CLARA VALLEY TRANSPORTATION AUTH.
        Measure A
    +      Sales Tax Revenue Bonds, Series 2003                                            4.00%  10/02/06        6,000        6,088
    +      Sales Tax Revenue Bonds, Series 2004B                                           5.00%  10/02/06        6,000        6,166
        UNIVERSITY OF CALIFORNIA
           Commercial Paper, Series A                                                      2.43%  07/07/05       10,000        9,996
                                                                                                                         -----------
                                                                                                                             303,392
      Puerto Rico  4.5%

        GOVERNMENT DEVELOPMENT BANK FOR PUERTO RICO
           Commercial Paper Program                                                        2.17%  06/09/05        8,000        8,000
           Commercial Paper Program                                                        2.80%  06/23/05        3,500        3,500
           Commercial Paper Program                                                        3.00%  06/23/05        6,200        6,200
        PUERTO RICO
           Public Improvement Refunding Revenue Bonds, Series 2003C                        5.00%  07/01/08        3,000        3,141
                                                                                                                         -----------
                                                                                                                              20,841
      VARIABLE RATE OBLIGATIONS  29.3%
      ------------------------------------------------------------------------------------------------------------------------------

      California  27.1%

  +~@   ASSOCIATION OF BAY AREA GOVERNMENTS
           Lease Revenue Pass-Through Obligations, Series 2003A                            3.00%  06/07/05        7,000        7,000
        CALIFORNIA
   ~@      Economic Recovery Bonds, Series 2004A, 144A                                     3.07%  06/07/05       15,000       15,000
   +~      Economic Recovery Bonds, Series 2004C-12                                        2.93%  06/07/05        2,400        2,400
   +~      Economic Recovery Bonds, Series 2004C-15                                        2.94%  06/07/05        2,135        2,135
    +      Economic Recovery Bonds, Series 2004C-9                                         2.93%  06/01/05        6,500        6,500
    +      General Obligation Bonds, Series 2004A-3                                        3.05%  06/01/05       15,000       15,000
        CALIFORNIA DEPARTMENT OF WATER RESOURCES
   +~      Power Supply RB Series 2002C-13                                                 2.93%  06/07/05       18,450       18,450
    +      Power Supply Revenue Bonds, Series 2002B-2                                      3.05%  06/01/05        5,850        5,850
   +@      Power Supply Revenue Bonds, Series 2002C-1                                      2.86%  06/07/05       10,000       10,000
   +~      Power Supply Revenue Bonds, Series 2002C-2                                      2.86%  06/07/05        2,000        2,000
    +      Power Supply Revenue Bonds, Series 2002C-8                                      2.91%  06/07/05        3,000        3,000
  +~@   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
        Asian Art Museum Fndn of SF
           Revenue Bonds, Series 2005                                                      2.93%  06/01/05       10,000       10,000
    +   DIAMOND BAR PUBLIC FINANCING AUTH.
        Community/Senior Center
           Lease Revenue Bonds, Series 2002A                                               3.10%  06/07/05        4,000        4,000
   +@   IRVINE
           Lease Revenue Bonds, Series 1985                                                3.04%  06/07/05       11,330       11,330
    +   MOUNT SAN JACINTO WINTER PARK AUTH.
        Palm Springs Aerial Tramway
           COP, Series 1998                                                                2.95%  06/07/05        4,000        4,000
    +   ORANGE COUNTY
        Vintage Woods
           Apartment Development Refunding Revenue Bonds, Series 1998H                     2.92%  06/07/05        3,500        3,500

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                                     MATURITY  FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                          RATE     DATE    ($ x 1,000)  ($ x 1,000)
        SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
           Water Revenue Bonds Authorization, Series 2000B-3                               2.89%  06/01/05        6,200        6,200
                                                                                                                         -----------
                                                                                                                             126,365
      Puerto Rico  2.2%

        PUERTO RICO
  +~@      Public Improvement Bond, Series 2001A                                           2.99%  06/07/05        4,800        4,800
   +~      Public Improvement Bonds & Refunding Bonds, Series 2000                         2.96%  06/07/05          500          500
   +~      Public Improvement Bonds, Series 2000, 144A                                     2.96%  06/07/05        1,930        1,930
   +~   PUERTO RICO PUBLIC BUILDINGS AUTH.
           Government Facilities Revenue Bonds, Series B, 144A                             2.98%  06/07/05        2,900        2,900
                                                                                                                         -----------
                                                                                                                              10,130
      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES  0.1% of net assets

         PROVIDENT INSTITUTIONAL FUNDS - CALIFORNIA MONEY FUND PORTFOLIO    618,754                                              619

END OF INVESTMENTS.

At 05/31/05, the tax basis cost of the fund's investments was $462,840, and the unrealized gains and losses were $36 and ($1,529), respectively.

The fund's portfolio holdings include certain restricted but deemed liquid 144A securities worth $19,830 or 4.3% of the fund's total net assets.

In addition to the above, the fund held the following at 05/31/05. All numbers are x 1,000 except number of futures contracts.

FUTURES CONTRACTS

                                                                                               Number of     Contract     Unrealized
                                                                                               Contracts      Value        (Losses)
2 Year, Short
U.S. Treasury Note,
expires 09/30/05                                                                                     375       77,895            --*

5 Year, Short
U.S. Treasury Note,
expires 09/21/05                                                                                     105       11,420          (820)
                                                                                                                          ---------
                                                                                                                               (820)

* Amounts stated as "--" are less then $1.

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)


PORTFOLIO HOLDINGS As of May 31, 2005, unaudited


The following are the portfolio holdings at 05/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

The symbols below are designated to certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                            COST         VALUE
HOLDINGS BY CATEGORY                                      ($X1,000)    ($X1,000)
--------------------------------------------------------------------------------
 98.8%  MUNICIPAL BONDS                                     138,419      141,746
--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                                   138,419      141,746
  1.2%  OTHER ASSETS AND LIABILITIES                                       1,662
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       143,408

      ISSUER
      PROJECT                                                                                     MATURITY  FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                          RATE     DATE    ($ x 1,000)  ($ x 1,000)
      MUNICIPAL BONDS  98.8% of net assets

      FIXED-RATE OBLIGATIONS  94.1%
      ------------------------------------------------------------------------------------------------------------------------------

      California  89.7%

        ALAMEDA COUNTY
        Refunding & Capital Projects
    +      COP, Series 2001A                                                               5.38%  12/01/09        5,000        5,502
    +      COP, Series 1998A                                                               5.00%  12/01/06        3,480        3,595
    +   ASSOCIATION OF BAY AREA GOVERNMENTS
        Brandeis Hillel Day School
           Revenue Bonds, Series 2001                                                      3.75%  08/01/31        4,000        4,045
    +   BURBANK UNIFIED SCHOOL DISTRICT
        1997 Election
           General Obligation Bonds, Series C                                              3.00%  08/01/06        1,820        1,826
        CALIFORNIA
    +      Economic Recovery Bonds Series 2004A                                            5.25%  07/01/14        3,000        3,398
    +      Federal Highway Grant Anticipation Bonds, Series 2004A                          5.00%  02/01/08        1,360        1,435
           General Obligation Bonds, Series 1992                                           6.30%  09/01/06        2,235        2,331
    +      General Obligation Bonds, Series 1998                                           5.50%  12/01/11        1,665        1,887
           General Obligation Bonds, Series 2002                                           5.25%  02/01/11        3,500        3,840
    +      General Obligation Refunding Bonds, Series 2002                                 5.00%  02/01/12        4,000        4,404
        CALIFORNIA DEPT. OF WATER RESOURCES
           Power Supply Revenue Bonds, Series 2002A                                        5.50%  05/01/10        1,315        1,442
        CALIFORNIA HEALTH FACILITIES FINANCE AUTH.
        Kaiser Permanente
           Revenue Bonds, Series 1998B                                                     5.00%  10/01/08        2,500        2,672

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                                     MATURITY  FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                          RATE     DATE    ($ x 1,000)  ($ x 1,000)
        CALIFORNIA POLLUTION CONTROL FINANCE AUTH.
        Waste Management
           Solid Waste Disposal Revenue Bonds, Series 2002B                                4.45%  07/01/05        2,000        2,001
        CALIFORNIA STATE PUBLIC WORKS BOARD
    +      Energy Efficiency Revenue Refunding Bonds, Series 1998B                         4.00%  09/01/06        1,155        1,171
    +   UCLA Replacement Hospitals
           Lease Revenue Bonds, Series 2002A                                               4.75%  10/01/09        3,005        3,208
        University of California
           Lease Revenue Refunding Bonds, Series 1998A                                     5.25%  12/01/07        2,000        2,114
        CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH.
        Kaiser Permanente
           Revenue Bonds, Series 2002D                                                     4.35%  03/01/07        2,000        2,040
    +   Sherman Oaks
           Revenue Refunding Bonds, Series 1998A                                           5.00%  08/01/06        2,500        2,562
    +   EL DORADO COUNTY PUBLIC AGENCY FINANCING AUTH.
           Revenue Bonds, Series 1996                                                      5.60%  02/15/12        3,000        3,120
   +~   FONTANA UNIFIED SCHOOL DISTRICT
           COP, Series 2004B                                                               3.00%  09/01/05        1,250        1,251
        FREMONT UNION HIGH SCHOOL DISTRICT
        Election of 1998
           General Obligation Bonds, Series 2000B                                          5.75%  09/01/08        1,520        1,657
        INTERMODAL CONTAINER TRANSFER FACILITY JOINT POWERS AUTH.
    +      Refunding Revenue Bonds, Series 1999A                                           5.00%  11/01/08        1,210        1,295
    +      Refunding Revenue Bonds, Series 1999A                                           5.00%  11/01/09        1,375        1,493
        LONG BEACH
           Harbor Revenue Bonds, Series 2000A                                              5.50%  05/15/10        4,000        4,349
    +   LOS ANGELES
        American Academy of Dramatic Arts
           COP, Series 2000A                                                               4.70%  11/01/05        1,300        1,310
        LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
    +      Pooled Financing Refunding Bonds, Series 1998F                                  5.00%  09/01/07          810          850
        Bunker Hill Project
           Subordinate Lien Tax Allocation Bonds, Series 2004                              4.00%  03/01/10        1,950        1,962
    +   LOS ANGELES STATE BUILDING AUTH.
        California Department of General Services
           Lease Revenue Refunding Bonds, Series 1993A                                     5.63%  05/01/11        3,500        3,872
        LOS ANGELES UNIFIED SCHOOL DISTRICT
        1997 Election
           General Obligation Bonds, Series 2000D                                          5.50%  07/01/10        4,000        4,426
        NORTHERN CALIFORNIA POWER AGENCY
        Geothermal 3
           Refunding Revenue Bonds, Series 1993A                                           5.60%  07/01/06        2,000        2,062
        OAKLAND
        Oakland Museum
    +      Refunding COP, Series 2002A                                                     5.00%  04/01/10        2,015        2,194
    +      Refunding COP, Series 2002A                                                     5.00%  04/01/11        1,460        1,606
    +   OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
        Vista Del Oro Apts
           Multi-Family Rental Housing Refunding Revenue Bonds, Series 2001A               4.45%  04/01/31        1,250        1,308
    +   ORANGE COUNTY
           Recovery COP, Series 1996A                                                      6.00%  07/01/08        3,000        3,270
    +   PORT OF OAKLAND
           Revenue Bonds, Series 2000K                                                     5.50%  11/01/08        3,000        3,214
    +   RANCHO CALIFORNIA WATER DISTRICT FINANCING AUTH.
           Refunding Revenue Bonds, Series 1995                                            5.88%  11/01/10        1,500        1,551
    +   REDDING JOINT POWERS FINANCING AUTH.
           Electric System Revenue Bonds, Series 1996A                                     5.50%  06/01/11        2,000        2,091

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                                     MATURITY  FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                          RATE     DATE    ($ x 1,000)  ($ x 1,000)
        RIVERSIDE
        Capital Improvement
    +      COP, Series 2003                                                                5.00%  09/01/14        1,470        1,629
    +      COP, Series 2003                                                                5.00%  09/01/15        1,545        1,696
    +   RIVERSIDE COUNTY ASSET LEASING CORP.
        Riverside County Hospital
           Leasehold Revenue Bonds, Series 2003A                                           5.00%  06/01/09        2,555        2,734
        SACRAMENTO FINANCE AUTH.
           Refunding Revenue Bonds, Series 2002                                            4.50%  07/01/08        2,865        2,976
    +   SAN BERNARDINO COUNTY
           Multi-Family Housing Refunding Revenue Bonds, Series 2001A                      4.45%  05/01/31        1,300        1,387
    +   SAN DIEGO UNIFIED SCHOOL DISTRICT
        1998 Election
           General Obligation Bonds, Series 2004F                                          5.00%  07/01/15        1,095        1,216
        SAN FRANCISCO AIRPORTS COMMISSION
    +      Second Series Revenue Bonds, Issue 15A                                          5.50%  05/01/09        2,000        2,144
    +      Second Series Revenue Bonds, Issue 22                                           5.25%  05/01/11        3,065        3,252
        SAN FRANCISCO BAY AREA TRANSIT FINANCING AUTH.
           Bridge Toll Notes, Series 1999                                                  5.00%  02/01/07          500          512
        SAN FRANCISCO STATE UNIVERSITY
        Auxiliary Organization
           Student Housing Revenue Bonds, Series 1999                                      4.30%  07/01/05          540          540
           Student Housing Revenue Bonds, Series 1999                                      5.00%  07/01/08          400          416
    +   SAN JOSE
           Airport Revenue Refunding Bonds, Series 2002B                                   5.00%  03/01/11        2,625        2,820
    +   SAN JOSE REDEVELOPMENT AGENCY
        Merged Area Redevelopment
           Tax Allocation Bonds, Series 2002                                               4.00%  08/01/10        5,000        5,237
        SANTA CLARA COUNTY FINANCING AUTH.
        Measure B
           Special Obligation Bonds, Series 2003                                           4.00%  08/01/05        4,000        4,007
    +   VMC Facility
           Lease Revenue Bonds, Series 1994A                                               7.75%  11/15/10        1,000        1,223
    +   TEMECULA VALLEY UNIFIED SCHOOL DISTRICT
           General Obligation Refunding Bonds, Series 2004                                 6.00%  08/01/07        1,000        1,067
        VERNON
           Electric System Revenue Bonds, Series 2003C                                     5.00%  04/01/11        1,320        1,398
           Electric System Revenue Bonds, Series 2003C                                     5.25%  04/01/15        1,905        2,031
                                                                                                                         -----------
                                                                                                                             128,639
      Puerto Rico  4.4%

    +   PUERTO RICO AQUEDUCT & SEWERAGE AUTH.
           Refunding Bonds, Series 1995                                                    6.00%  07/01/06        3,000        3,104
    +   PUERTO RICO ELECTRIC POWER AUTH.
           Power Revenue Refunding Bonds, Series CC                                        5.50%  07/01/08        3,000        3,203
                                                                                                                         -----------
                                                                                                                               6,307
      VARIABLE RATE OBLIGATIONS  4.7%
      ------------------------------------------------------------------------------------------------------------------------------

      California  4.7%

    ~   CALIFORNIA
        Economic Recovery Bonds Series 2004C-1                                             3.05%  06/01/05        2,700        2,700

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                                     MATURITY  FACE AMOUNT     VALUE
         TYPE OF SECURITY, SERIES                                                          RATE     DATE    ($ x 1,000)  ($ x 1,000)
    +   CALIFORNIA DEPARTMENT OF WATER RESOURCES
          Power Supply Revenue Bonds, Series 2002B-2                                       3.05%  06/01/05        4,100        4,100
                                                                                                                         -----------
                                                                                                                               6,800

END OF INVESTMENTS.

At 05/31/05, the tax basis cost of the fund's investments was $138,419, and the unrealized gains and losses were $3,502 and ($175), respectively.

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of May 31, 2005, unaudited

The following are the portfolio holdings at 05/31/05. For more information please refer to the fund's semi-annual or annual shareholder reports.

We use the symbol below to designate certain characteristics of the securities.

+ Credit-enhanced security

~ Liquidity-enhanced security

= Delayed-delivery security

@ All or a portion of this security is held as collateral for delayed-delivery security

For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the later of the next interest rate change date or demand date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($X1,000)         ($X1,000)
-------------------------------------------------------------------------------
101.4%   MUNICIPAL BONDS                              182,634          194,193
  0.0%   OTHER INVESTMENT COMPANIES                        39               39
-------------------------------------------------------------------------------
101.4%   TOTAL INVESTMENTS                            182,673          194,232
(1.4)%   OTHER ASSETS AND LIABILITIES                                   (2,698)
-------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    191,534

      ISSUER
      PROJECT                                                                           MATURITY    FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                               RATE      DATE      ($ x 1,000)    ($ x 1,000)
      MUNICIPAL BONDS  101.4% of net assets

      FIXED-RATE OBLIGATIONS  101.1%
      ------------------------------------------------------------------------------------------------------------------------

      California  101.1%

    + ALAMEDA CORRIDOR TRANSPORTATION AUTH.
         Senior Lien Revenue Bonds, Series 1999A                                5.13%   10/01/16          1,170          1,278
    + ALAMEDA COUNTY
      County Medical Center
         COP, Series 1998                                                       5.38%   06/01/18          3,400          3,658
    + ANAHEIM PUBLIC FINANCING AUTH.
         Senior Lease Revenue Bonds, Series 1997A                               6.00%   09/01/24          5,000          6,175
      ASSOCIATION OF BAY AREA GOVERNMENTS
    + Brandeis Hillel Day School
         Revenue Bonds, Series 2001                                             3.75%   08/01/31          1,700          1,719
    + California Redevelopment Agency Pool
         Tax Allocation Revenue Bonds, Series 1997A-6                           5.25%   12/15/17          1,200          1,282
    @ Lytton Gardens
         Revenue COP, Series 1999                                               6.00%   02/15/30          3,000          3,205
      Schools of the Sacred Heart
         Revenue Bonds, Series 2000A                                            6.45%   06/01/30          1,500          1,621
    + BREA OLINDA UNIFIED SCHOOL DISTRICT
         General Obligation Bonds, Series 1999A                                 5.60%   08/01/20          1,000          1,107

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                           MATURITY    FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                               RATE      DATE      ($ x 1,000)    ($ x 1,000)
      BURBANK PUBLIC FINANCE AUTH.
    +    Revenue Bonds, Series 2003A                                            5.25%   12/01/17          2,825          3,168
    +    Revenue Bonds, Series 2003A                                            5.25%   12/01/18          2,175          2,419
      CALIFORNIA
         General Obligation Bonds, Series 2000                                  5.63%   05/01/18          1,000          1,113
         Various Purpose General Obligation Bonds                               5.25%   11/01/17          3,000          3,336
    + Department of Veterans Affairs
         Home Purchase Revenue Bonds, Series 2002A                              5.30%   12/01/21          5,000          5,281
      CALIFORNIA DEPT. OF WATER RESOURCES
         Power Supply Revenue Bonds, Series 2002A                               5.75%   05/01/17          3,000          3,378
      CALIFORNIA EDUCATIONAL FACILITIES AUTH.
      California College of Arts and Crafts
         Revenue Bonds, Series 2001                                             5.75%   06/01/25          1,800          1,907
      Pepperdine University
         Revenue Bonds, Series 2000                                             5.75%   09/15/30          3,000          3,268
      CALIFORNIA HEALTH FACILITIES FINANCE AUTH.
      Cedars-Sinai Medical Center
         Revenue Bonds, Series 1999A                                            6.13%   12/01/19          2,750          3,051
    + Childrens Hospital - San Diego
         Hospital Revenue Refunding Bonds, Series 1996                          5.38%   07/01/16          5,180          5,414
      CALIFORNIA HOUSING FINANCE AGENCY
         Multi-unit Rental Housing Revenue Bonds II, Series 1992B               6.70%   08/01/15            865            872
      CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
      J. David Gladstone Institutes
         Revenue Bonds, Series 2001                                             5.50%   10/01/19          1,250          1,366
      CALIFORNIA STATE PUBLIC WORKS BOARD
      Department of Corrections
         Lease Revenue Bonds, Series 2003                                       5.50%   06/01/17          6,970          7,722
      CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH.
    +    Collateralized Revenue Bonds, Series 2001A                             7.00%   04/20/36          4,000          4,577
      Daughters of Charity Health System
         Revenue Bonds, Series 2005A                                            5.25%   07/01/24          1,500          1,587
         Revenue Bonds, Series 2005G                                            5.00%   07/01/22          1,000          1,040
         Revenue Bonds, Series 2005H                                            5.25%   07/01/25          1,000          1,057
      Huntington Memorial Hospital
         Revenue Bonds, Series 2005                                             5.00%   07/01/18          6,190          6,656
    @ Internext Group
         COP, Series 1999                                                       5.38%   04/01/17          5,000          5,150
    + COLTON PUBLIC FINANCE AUTH.
         Special Tax Revenue Bonds, Series 1996                                 5.45%   09/01/19          3,020          3,169
      CONTRA COSTA COUNTY PUBLIC FINANCING AUTH.
         Tax Allocation Revenue Bonds, Series 2003A                             5.63%   08/01/33          5,000          5,279
      EAST BAY MUNICIPAL UTILITY DISTRICT
      Water System
         Subordinate Revenue Bonds, Series 1998                                 5.25%   06/01/19          2,600          2,782
   +=    Subordinate Revenue Bonds, Series 2005A                                5.00%   06/01/35          5,000          5,336
    + ESCONDIDO
         Revenue COP, Series 2000A                                              6.00%   09/01/31          1,945          2,179
      FONTANA REDEVELOPMENT AGENCY
      Jurupa Hills
         Tax Allocation Refunding Bonds, Series 1997A                           5.50%   10/01/19          3,500          3,674
    + FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
         Toll Road Refunding Revenue Bonds, Series 1999                         5.13%   01/15/19          5,000          5,318
    + HUNTINGTON BEACH
         Lease Revenue Bonds, Series 2000A                                      5.50%   09/01/20          1,500          1,649
    + INGLEWOOD REDEVELOPMENT AGENCY
      Merged Redevelopment
         Tax Allocation Refunding Revenue Bonds, Series 1998A                   5.25%   05/01/16          1,000          1,138

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                           MATURITY    FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                               RATE      DATE      ($ x 1,000)    ($ x 1,000)
    + LOS ANGELES MUNICIPAL IMPROVEMENT CORP.
      Central Library Project
         Leasehold Refunding Revenue Bonds, Series 2003A                        5.25%   06/01/13          3,730          4,204
    + LYNWOOD PUBLIC FINANCING AUTH.
         Lease Revenue Refunding Bonds, Series 2003                             5.00%   09/01/18          1,000          1,080
    + MONTCLAIR FINANCING AUTH.
         Lease Revenue Bonds Issue of 2005                                      4.60%   10/01/25          2,000          2,021
      OAKLAND JOINT POWER FINANCING AUTH.
         Reassessment Revenue Bonds, Series 1999                                5.50%   09/02/24            990          1,062
    + OAKLAND REDEVELOPMENT AGENCY
      Central District Redevelopment
         Subordinated Tax Allocation Bonds, Series 2003                         5.50%   09/01/14          1,615          1,835
    + ORANGE COUNTY
         Recovery COP, Series 1996A                                             5.70%   07/01/10          1,450          1,521
    + PORT OF OAKLAND
         Revenue Bonds, Series 2000K                                            5.75%   11/01/29          3,500          3,764
      RIVERSIDE PUBLIC FINANCE AUTH.
         Tax Allocation Revenue Bonds, Series 1997A                             5.63%   10/01/33          4,905          5,102
      SACRAMENTO COUNTY SANITATION DISTRICT
         Revenue Bonds, Series 2000A                                            5.88%   12/01/27          1,000          1,026
      SACRAMENTO FINANCE AUTH.
   +@    Capital Improvement Revenue Bonds, Series 1999                         5.88%   12/01/29          3,000          3,380
    +    Revenue Bonds, Series 2002A                                            5.38%   12/01/20          2,875          3,184
    + California EPA Building Project
         Lease Revenue Bonds, Series 1998A                                      5.25%   05/01/19          1,575          1,692
    + SALINAS VALLEY SOLID WASTE AUTH.
         Revenue Bonds, Series 2002                                             5.13%   08/01/22          2,210          2,330
      SAN DIEGO REDEVELOPMENT AGENCY
      Horton Plaza Redevelopment
         Subordinate Tax Allocation Bonds, Series 2000                          5.80%   11/01/21          2,500          2,702
      SAN FRANCISCO AIRPORTS COMMISSION
    +    Second Series Revenue Bonds, Issue 12B                                 5.63%   05/01/21          2,000          2,068
    +    Second Series Revenue Bonds, Issue 22                                  5.00%   05/01/19          2,000          2,070
    +    Second Series Refunding Revenue Bonds, Issue 30                        5.00%   05/01/17          2,000          2,172
      SAN FRANCISCO BAY AREA RAPID TRANSIT
    +    Sales Tax Revenue Bonds, Series 1999                                   5.50%   07/01/26          1,000          1,095
    +    Sales Tax Revenue Bonds, Series 1999                                   5.50%   07/01/34          2,500          2,738
    + SAN FRANCISCO PORT COMMISSION
         Refunding Revenue Bonds, Series 2004                                   4.00%   07/01/08          1,200          1,240
      SAN FRANCISCO STATE UNIVERSITY
      Auxiliary Organization
         Student Housing Revenue Bonds, Series 1999                             5.20%   07/01/19          1,150          1,193
    + SAN LUIS OBISPO COUNTY FINANCE AUTH.
      Lopez Dam
         Improvement Revenue Bonds, Series 2000A                                5.38%   08/01/24          1,000          1,076
   +@ SANTA ANA UNIFIED SCHOOL DISTRICT
      1999 Election
         General Obligation Bonds, Series 2000                                  5.70%   08/01/29          6,000          6,732
    + SANTA CLARA COUNTY FINANCING AUTH.
         Lease Revenue Bonds, Series 1994A                                      7.75%   11/15/10          1,460          1,785
    + SANTA CLARA REDEVELOPMENT AGENCY
         Tax Allocation Revenue Refunding Bonds, Series 1992                    7.00%   07/01/10          1,500          1,679
    + SOUTH ORANGE COUNTY PUBLIC FINANCING AUTH.
         Special Tax Revenue Bonds, Series 1999A                                5.25%   08/15/18          3,095          3,341
      STOCKTON COMMUNITY FACILITIES DISTRICT #1
      Mello Roos
         Revenue Bonds, Series 1998A                                            5.80%   09/01/14          5,875          6,228
    + TAFT CITY ELEMENTARY SCHOOL DISTRICT
         General Obligation Bonds, Series 2001A                                 4.90%   08/01/20          1,080          1,151

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS continued

      ISSUER
      PROJECT                                                                           MATURITY    FACE AMOUNT       VALUE
         TYPE OF SECURITY, SERIES                                               RATE      DATE      ($ x 1,000)    ($ x 1,000)
    + TRI CITY HOSPITAL DISTRICT
         Refunding Revenue Bonds, Series 1996A                                  5.63%   02/15/17          1,000          1,038
    + TRUCKEE PUBLIC FINANCING AUTH.
         Lease Revenue Bonds, Series 2000A                                      5.88%   11/01/25          1,490          1,646
    + UNIVERSITY OF CALIFORNIA
      UC Davis Medical Center
         Hospital Revenue Bonds, Series 1996                                    5.75%   07/01/06            500            521
    + VALLEJO
      Water Improvement
         Refunding Revenue Bonds, Series 1996A                                  5.70%   05/01/16          2,000          2,090
      WEST BASIN WATER DISTRICT
    +    COP Revenue Refunding Bonds, Series 1997A                              5.50%   08/01/22          1,000          1,062
    +    Revenue Refunding Bonds, Series 2003A                                  5.25%   08/01/14          2,500          2,821
      WHITTIER
      Presbyterian Intercommunity Hospital
         Revenue Bonds, Series 2002                                             5.60%   06/01/22          2,000          2,113
                                                                                                                   -----------
                                                                                                                       193,693

      VARIABLE RATE OBLIGATIONS  0.3%
      ------------------------------------------------------------------------------------------------------------------------

      California  0.3%

    ~ CALIFORNIA
         Economic Recovery Bonds, Series 2004C-3                                2.89%   06/01/05            200            200
    + CALIFORNIA DEPT. OF WATER RESOURCES
         Power Supply Revenue Bonds, Series 2002B-2                             3.05%   06/01/05            100            100
    ~ ORANGE COUNTY SANITATION DISTRICT
         Refunding COP, Series 2000B                                            2.93%   06/01/05            200            200
                                                                                                                   -----------
                                                                                                                           500
      SECURITY AND NUMBER OF SHARES

      OTHER INVESTMENT COMPANIES  0.0% of net assets

      PROVIDENT INSTITUTIONAL FUNDS - CALIFORNIA MONEY FUND PORTFOLIO 38,572                                                39

END OF INVESTMENTS.

At 05/31/05, the tax basis cost of the fund's investments was $182,673, and the unrealized gains and losses were $11,590 and ($31), respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a)Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments

By:  /S/ Evelyn Dilsaver
    ---------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: July 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /S/ Evelyn Dilsaver
    ---------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: July 13, 2005

By:  /S/ George Pereira
    ----------------------
      George Pereira
      Principal Financial Officer

Date: July 13, 2005